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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 7 of its series, Evergreen Blue Chip Fund, Evergreen Equity Income Fund, Evergreen Growth and Income Fund, Evergreen Large Cap Value Fund, Evergreen Mid Cap Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, for the six months ended January 31, 2004. These 7 series have a 7/31 fiscal year end.

Date of reporting period: 1/31/2004

Item 1 - Reports to Stockholders.

Evergreen Blue Chip Fund

Evergreen Blue Chip Fund: Semiannual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Blue Chip Fund, which covers the six-month period ended January 31, 2004.

We entered the most recent six-month period ended January 31, 2004 on the heels of one of the most volatile periods for interest rates in history. After impressive gains for the major equity market indices during the first half of 2003, the possibility of deflation, which had the potential to drive both prices and corporate profits significantly lower, grew as a concern for the capital markets.

The deflation concerns surfaced shortly before the start of the investment period. Federal Reserve Chairman Alan Greenspan stated that monetary policymakers were growing concerned about "the possibility of an unwelcome, substantial fall in inflation." Predictably, market interest rates declined, with the yield on the 10-year Treasury having fallen to a low of 3.1% in June. Yet during his semiannual testimony to congressional banking committees in July, the Fed Chairman openly discussed the potential for the U.S. economy to expand in excess of 4.5% during 2004. Market interest rates quickly surged with the yield on the 10-year climbing to 4.6% in late July. Over the course of six weeks, the yield on the 10-year Treasury had risen by 150 basis points.

Despite this turmoil in interest rates, equities largely held their ground during the summer months. Initially, it appeared that during the inflation scare investors were focusing on the short-term benefits of lower interest rates improving the relative valuation of their investments. Yet concerns regarding the longer-term prospects

1

LETTER TO SHAREHOLDERS continued

for lower profits never had time to materialize, since several positive fundamentals combined to support equities through the dog days of summer.

After achieving relative clarity on Iraq, equities were buoyed by the changes in fiscal legislation. The new tax laws regarding capital gains and dividends provided investors with the most attractive after-tax opportunity in more than sixty years. In addition, the changes in dividend taxation would likely provide companies with an incentive to issue more stock over debt, share profits more generously through tax advantaged dividend payouts and potentially enhance total return opportunities, as yield would likely become an increasingly larger component of total return going forward. Indeed, several large companies such as Microsoft initiated dividends for the first time.

The environment of low interest rates and enhanced fiscal incentives also resulted in stronger economic growth. Third quarter Gross Domestic Product (GDP) grew in excess of 8%, powered by personal consumption. The one time refund of child tax credit checks would help in the short-term, yet the incentives for business investment would enable the recovery to broaden over the long-term, enhancing the likelihood of a sustainable expansion. Business investment surged in the second half of 2003, led by spending on equipment and software. Smaller businesses were also taking advantage of investment incentives, potentially strengthening the long-term trends for employment growth.

This broadening of the economic recovery from personal consumption to capital investment had the desirable effect on corporate profitability. Enhanced by major cost cutting throughout the recession and early recovery, corporate earnings surged in the second half of the year, propelling the major equity market indices higher. These solid profits were augmented by conciliatory comments from Fed officials, frequently suggesting policy

2

LETTER TO SHAREHOLDERS continued

accommodation could last for a "considerable period." On this hope, and the attractive prospects for relative valuation, equities climbed higher through the new year.

Throughout the investment period, small cap stocks outperformed their larger brethren, as attractive valuations and superior earnings growth commanded significant attention from investors. Also, after a period of underperformance, value stocks began to catch up with growth indexes as the investment period concluded.

Considering these earnings prospects with improving trends for dividend growth, we believe the long-term opportunities remain favorable for diversified equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	4/30/1999

6-month return with sales charge	7.77%	8.94%	12.95%	N/A

6-month return w/o sales charge	14.35%	13.94%	13.95%	14.52%

Average annual return*

1 year with sales charge	22.85%	24.42%	28.40%	N/A

1 year w/o sales charge	30.35%	29.42%	29.40%	30.72%

5 year	-3.65%	-3.55%	-3.22%	-2.29%

10 year	6.96%	7.10%	7.12%	7.61%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Blue Chip Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31,
CLASS A		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$21.11	$19.91	$25.69	$34.79	$32.88	$30.42
Income from investment operations
Net investment income (loss)	-0.03	-0.03	-0.03	0.01	-0.03	0.05
Net realized and unrealized gains or losses on securities	3.06	1.23	-5.75	-6.81	4.34	4.82
Total from investment operations	3.03	1.20	-5.78	-6.80	4.31	4.87
Distributions to shareholders from
Net investment income	0	0	0	0	0	-0.03
Net realized gains	0	0	0	-2.30	-2.40	-2.38
Total distributions to shareholders	0	0	0	-2.30	-2.40	-2.41
Net asset value, end of period	$24.14	$21.11	$19.91	$25.69	$34.79	$32.88
Total return[2]	14.35%	6.03%	-22.50%	-20.47%	13.22%	17.29%
Ratios and supplemental data
Net assets, end of period (millions)	$219	$215	$220	$329	$467	$382
Ratios to average net assets
Expenses[3]	1.53%[4]	1.57%	1.37%	1.22%	1.15%	1.20%
Net investment income (loss)	-0.26%[4]	-0.15%	-0.15%	0.02%	-0.04%	0.19%
Portfolio turnover rate	44%	105%	179%	223%	153%	111%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31,
CLASS B		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$20.23	$19.22	$24.99	$34.15	$32.54	$30.35
Income from investment operations
Net investment loss	-0.10	-0.16	-0.20	-0.21	-0.14	-0.05
Net realized and unrealized gains or losses on securities	2.92	1.17	-5.57	-6.65	4.15	4.62
Total from investment operations	2.82	1.01	-5.77	-6.86	4.01	4.57
Distributions to shareholders from
Net realized gains	0	0	0	-2.30	-2.40	-2.38
Net asset value, end of period	$23.05	$20.23	$19.22	$24.99	$34.15	$32.54
Total return[2]	13.94%	5.25%	-23.09%	-21.06%	12.40%	16.26%
Ratios and supplemental data
Net assets, end of period (millions)	$201	$190	$220	$364	$477	$255
Ratios to average net assets
Expenses[3]	2.23%[4]	2.30%	2.12%	1.98%	1.90%	1.95%
Net investment loss	-0.96%[4]	-0.88%	-0.89%	-0.73%	-0.79%	-0.60%
Portfolio turnover rate	44%	105%	179%	223%	153%	111%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31,
CLASS C		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$20.28	$19.28	$25.06	$34.24	$32.63	$30.40
Income from investment operations
Net investment loss	-0.10	-0.16	-0.20	-0.21	-0.04	-0.11
Net realized and unrealized gains or losses on securities	2.93	1.16	-5.58	-6.67	4.05	4.72
Total from investment operations	2.83	1.00	-5.78	-6.88	4.01	4.61
Distributions to shareholders from
Net realized gains	0	0	0	-2.30	-2.40	-2.38
Net asset value, end of period	$23.11	$20.28	$19.28	$25.06	$34.24	$32.63
Total return[2]	13.95%	5.19%	-23.06%	-21.06%	12.37%	16.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,779	$9,979	$11,253	$18,579	$21,810	$2,969
Ratios to average net assets
Expenses[3]	2.23%[4]	2.30%	2.12%	1.98%	1.90%	1.95%
Net investment loss	-0.96%[4]	-0.88%	-0.89%	-0.73%	-0.78%	-0.67%
Portfolio turnover rate	44%	105%	179%	223%	153%	111%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[2]
		Year Ended July 31,
CLASS I1		2003[2]	2002[2]	2001	2000	1999[3]
Net asset value, beginning of period	$21.14	$19.89	$25.60	$34.59	$32.62	$32.30
Income from investment operations
Net investment income	0	0.03	0.02	0.06	0.04	0
Net realized and unrealized gains or losses on securities	3.07	1.22	-5.73	-6.75	4.33	0.32
Total from investment operations	3.07	1.25	-5.71	-6.69	4.37	0.32
Distributions to shareholders from
Net realized gains	0	0	0	-2.30	-2.40	0
Net asset value, end of period	$24.21	$21.14	$19.89	$25.60	$34.59	$32.62
Total return	14.52%	6.28%	-22.30%	-20.26%	13.53%	0.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,674	$6,708	$9,181	$14,163	$15,967	$789
Ratios to average net assets
Expenses[4]	1.23%[5]	1.30%	1.12%	0.98%	0.90%	0.95%[5]
Net investment income	0.04%[5]	0.13%	0.10%	0.26%	0.22%	0.08%[5]
Portfolio turnover rate	44%	105%	179%	223%	153%	111%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the period from April 30,1999 (commencement of class operations), to July 31, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 12.5%
Auto Components 1.3%
Autoliv, Inc.	62,600	$ 2,588,510
Lear Corp.	50,200	3,296,132
5,884,642
Hotels, Restaurants & Leisure 2.7%
Harrah's Entertainment, Inc.	44,800	2,374,400
International Game Technology, Inc.	117,700	4,409,042
Krispy Kreme Doughnuts, Inc. * (p)	41,281	1,471,255
Starbucks Corp. *	94,200	3,462,792
11,717,489
Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	39,800	2,009,104
eBay, Inc. *	24,700	1,655,641
3,664,745
Media 2.8%
Clear Channel Communications, Inc.	81,400	3,662,186
Comcast Corp., Class A *	68,781	2,346,808
Omnicom Group, Inc.	47,600	3,922,240
Time Warner, Inc. *	133,900	2,352,623
12,283,857
Multi-line Retail 0.4%
Nordstrom, Inc.	39,000	1,532,700
Specialty Retail 4.0%
Best Buy Co., Inc.	56,700	2,857,113
Chico's FAS, Inc. *	57,400	2,114,616
Gap, Inc.	138,500	2,573,330
Home Depot, Inc.	123,400	4,376,998
Lowe's Companies, Inc.	46,200	2,474,010
Staples, Inc. *	109,369	2,910,309
17,306,376
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	61,100	2,164,773
CONSUMER STAPLES 7.2%
Beverages 2.7%
Anheuser-Busch Companies, Inc.	67,950	3,446,424
Coca-Cola Co.	80,400	3,958,896
PepsiCo, Inc.	90,800	4,291,208
11,696,528
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 2.1%
CVS Corp.	43,200	$ 1,543,104
Wal-Mart Stores, Inc.	139,725	7,524,191
9,067,295
Food Products 0.6%
General Mills, Inc.	62,400	2,834,832
Household Products 1.3%
Procter & Gamble Co.	56,050	5,665,534
Tobacco 0.5%
Altria Group, Inc.	38,300	2,129,097
ENERGY 5.4%
Energy Equipment & Services 0.8%
Weatherford International, Ltd. *	83,900	3,382,848
Oil & Gas 4.6%
Apache Corp.	117,100	4,506,008
Devon Energy Corp.	90,511	5,110,251
Exxon Mobil Corp.	217,018	8,852,164
Occidental Petroleum Corp.	34,900	1,537,345
20,005,768
FINANCIALS 19.2%
Capital Markets 4.4%
Ameritrade Holding Corp. *	91,300	1,447,105
Bank of New York Co., Inc.	94,700	3,006,725
Goldman Sachs Group, Inc.	17,800	1,771,990
J.P. Morgan Chase & Co.	110,400	4,293,456
Merrill Lynch & Co., Inc.	58,600	3,445,094
Morgan Stanley	87,781	5,109,732
Piper Jaffray Co., Inc. *	1	37
19,074,139
Commercial Banks 5.5%
Bank of America Corp.	27,750	2,260,515
Bank One Corp.	24,400	1,234,884
Charter One Financial, Inc.	124,270	4,499,817
Fifth Third Bancorp	38,100	2,201,799
FleetBoston Financial Corp.	51,900	2,313,702
National City Corp.	52,700	1,819,204
U.S. Bancorp	174,580	4,935,377
Wells Fargo & Co.	84,950	4,876,979
24,142,277
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.3%
American Express Co.	111,300	$ 5,769,792
Diversified Financial Services 2.7%
Citigroup, Inc.	242,866	12,017,010
Insurance 3.4%
ACE, Ltd.	72,600	3,152,292
American International Group, Inc.	115,816	8,043,421
Hartford Financial Services Group, Inc.	55,300	3,558,002
14,753,715
Thrifts & Mortgage Finance 1.9%
Fannie Mae	81,100	6,252,810
Sovereign Bancorp, Inc.	90,600	2,048,466
8,301,276
HEALTH CARE 13.3%
Biotechnology 1.3%
Amgen, Inc. *	66,300	4,275,687
Genentech, Inc. *	17,020	1,625,410
5,901,097
Health Care Equipment & Supplies 2.7%
Boston Scientific Corp. *	41,000	1,672,390
Guidant Corp.	33,470	2,138,064
Medtronic, Inc.	83,600	4,114,792
Millipore Corp. *	24,215	1,257,969
Saint Jude Medical, Inc. *	36,600	2,629,710
11,812,925
Health Care Providers & Services 1.7%
Anthem, Inc. * (p)	45,300	3,704,634
Caremark Rx, Inc. *	75,900	2,030,325
HCA, Inc.	34,700	1,558,030
7,292,989
Pharmaceuticals 7.6%
Abbott Laboratories, Inc.	50,500	2,175,540
Forest Laboratories, Inc. *	24,900	1,854,801
Johnson & Johnson Co.	126,350	6,749,617
Merck & Co., Inc.	29,200	1,389,920
Pfizer, Inc.	393,382	14,409,583
Teva Pharmaceutical Industries, Ltd., ADR (p)	43,600	2,728,924
Watson Pharmaceuticals, Inc. *	37,300	1,734,823
Wyeth	49,400	2,022,930
33,066,138
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 13.5%
Aerospace & Defense 1.6%
Honeywell International, Inc.	32,600	$ 1,177,512
Lockheed Martin Corp.	48,100	2,338,622
United Technologies Corp.	39,700	3,792,938
7,309,072
Building Products 1.1%
American Standard Companies, Inc. *	46,200	4,906,440
Commercial Services & Supplies 1.0%
Cendant Corp. *	106,300	2,407,695
Monster Worldwide, Inc. *	75,582	1,850,247
4,257,942
Industrial Conglomerates 5.0%
3M Co.	26,400	2,087,976
General Electric Co.	452,450	15,215,894
Tyco International, Ltd.	166,000	4,440,500
21,744,370
Machinery 4.8%
Caterpillar, Inc.	52,300	4,086,199
Deere & Co.	61,600	3,856,160
Dover Corp.	97,200	4,016,304
ITT Industries, Inc.	26,600	1,982,764
Navistar International Corp. *	85,597	4,070,137
SPX Corp. *	51,300	2,910,762
20,922,326
INFORMATION TECHNOLOGY 21.5%
Communications Equipment 3.3%
Cisco Systems, Inc. *	374,500	9,602,180
Nortel Networks Corp. *	428,400	3,350,088
Research In Motion, Ltd. * (p)	17,350	1,510,665
14,462,933
Computers & Peripherals 4.1%
Dell, Inc. *	188,100	6,295,707
Hewlett-Packard Co.	178,824	4,254,223
International Business Machines Corp.	73,400	7,283,482
17,833,412
Electronic Equipment & Instruments 1.0%
Flextronics International, Ltd. *	225,500	4,284,500
IT Services 0.5%
Accenture, Ltd., Class A *	100,300	2,374,101
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 5.7%
Altera Corp. *	262,750	$ 5,882,973
Applied Materials, Inc. *	146,500	3,187,840
Intel Corp.	166,150	5,084,190
Texas Instruments, Inc.	274,150	8,594,602
Xilinx, Inc. *	52,800	2,212,848
24,962,453
Software 6.9%
Cadence Design Systems, Inc. *	259,100	4,293,287
Citrix Systems, Inc. *	99,700	2,004,967
Microsoft Corp.	491,800	13,598,270
Oracle Corp. *	746,650	10,311,236
30,207,760
MATERIALS 3.5%
Chemicals 2.2%
Air Products & Chemicals, Inc.	83,900	4,187,449
Ecolab, Inc.	80,400	2,184,468
PPG Industries, Inc.	57,205	3,331,047
9,702,964
Metals & Mining 1.3%
Alcoa, Inc.	112,000	3,828,160
Phelps Dodge Corp. *	25,700	1,944,719
5,772,879
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.0%
BellSouth Corp.	81,500	2,382,245
Verizon Communications, Inc.	56,350	2,077,061
4,459,306
Wireless Telecommunications Services 1.2%
AT&T Wireless Services, Inc. *	207,800	2,296,190
Nextel Communications, Inc., Class A *	108,700	2,868,593
5,164,783
UTILITIES 0.6%
Multi-Utilities & Unregulated Power 0.6%
ONEOK, Inc. (p)	105,500	2,393,795
Total Common Stocks		432,226,878
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 3.9%
MUTUAL FUND SHARES 3.9%
Evergreen Institutional U.S. Government Money Market Fund (o)	3,798,989	$ 3,798,989
Navigator Prime Portfolio (pp)	13,219,140	13,219,140
Total Short-Term Investments		17,018,129
Total Investments (cost $380,246,832) 102.8%		449,245,007
Other Assets and Liabilities (2.8%)		(12,086,278)
Net Assets 100.0%		$ 437,158,729

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
*	Non-income producing security.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (unaudited)

Assets
Identified cost of securities	$ 380,246,832
Net unrealized gains on securities	68,998,175

Market value of securities	449,245,007
Receivable for securities sold	4,492,343
Receivable for Fund shares sold	83,394
Dividends receivable	400,611
Receivable for securities lending income	1,476
Prepaid expenses and other assets	35,550

Total assets	454,258,381

Liabilities
Payable for securities purchased	3,199,897
Payable for Fund shares redeemed	566,057
Payable for securities on loan	13,219,140
Advisory fee payable	18,813
Distribution Plan expenses payable	22,778
Due to other related parties	8,368
Accrued expenses and other liabilities	64,599

Total liabilities	17,099,652

Net assets	$ 437,158,729

Net assets represented by
Paid-in capital	$ 587,062,091
Undistributed net investment loss	(1,288,781)
Accumulated net realized losses on securities	(217,612,756)
Net unrealized gains on securities	68,998,175

Total net assets	$ 437,158,729

Net assets consists of
Class A	$ 218,656,952
Class B	201,049,306
Class C	10,778,850
Class I	6,673,621

Total net assets	$ 437,158,729

Shares outstanding
Class A	9,058,789
Class B	8,723,213
Class C	466,438
Class I	275,641

Net asset value per share
Class A	$ 24.14
Class A -- Offering price (based on sales charge of 5.75%)	$ 25.61
Class B	$ 23.05
Class C	$ 23.11
Class C -- Offering price (based on sales charge of 1.00%)	$ 23.34
Class I	$ 24.21

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,908)	$ 2,729,171

Expenses
Advisory fee	1,132,355
Distribution Plan expenses
Class A	323,679
Class B	982,024
Class C	51,588
Administrative services fee	214,491
Transfer agent fees	1,151,089
Trustees' fees and expenses	5,881
Printing and postage expenses	40,676
Custodian and accounting fees	51,803
Registration and filing fees	26,721
Professional fees	10,029
Other	7,268

Total expenses	3,997,604
Less: Expense reductions	(531)
Expense reimbursements	(976)

Net expenses	3,996,097

Net investment loss	(1,266,926)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	14,260,875
Net change in unrealized gains or losses on securities	43,241,438

Net realized and unrealized gains or losses on securities	57,502,313

Net increase in net assets resulting from operations	$ 56,235,387

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004		Year Ended
	(unaudited)		July 31, 2003

Operations
Net investment loss		$ (1,266,926)		$ (2,072,665)
Net realized gains or losses on securities		14,260,875		(48,214,425)
Net change in unrealized gains or losses on securities		43,241,438		69,345,798

Net increase in net assets resulting from operations		56,235,387		19,058,708

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	150,587	3,319,501	1,616,431	32,493,921
Class B	211,985	4,510,928	534,256	10,050,328
Class C	132,479	2,922,829	198,883	3,810,553
Class I	16,928	386,713	46,249	901,693

		11,139,971		47,256,495

Automatic conversion of Class B shares to Class A shares
Class A	103,171	2,312,600	236,810	4,610,327
Class B	(107,860)	(2,312,600)	(246,202)	(4,610,327)

		0		0

Payment for shares redeemed
Class A	(1,382,632)	(30,575,489)	(2,719,538)	(52,656,508)
Class B	(782,810)	(16,757,673)	(2,354,755)	(43,633,066)
Class C	(158,124)	(3,470,067)	(290,621)	(5,379,971)
Class I	(58,588)	(1,300,283)	(190,538)	(3,754,324)

		(52,103,512)		(105,423,869)

Net decrease in net assets resulting from capital share transactions		(40,963,541)		(58,167,374)

Total increase (decrease) in net assets		15,271,846		(39,108,666)
Net assets
Beginning of period		421,886,883		460,995,549

End of period		$ 437,158,729		$ 421,886,883

Undistributed net investment loss		$ (1,288,781)		$ (21,855)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Blue Chip Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.61% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended January 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $976.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2004, the transfer agent fees were equivalent to a rate of 0.54% of the Fund's average daily net assets (on an annualized basis).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2004, the Fund paid brokerage commissions of $171,732 to Wachovia Securities, LLC.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $183,041,326 and $221,562,815, respectively, for the six months ended January 31, 2004.

During the six months ended January 31, 2004, the Fund loaned securities to certain brokers. At January 31, 2004, the value of securities on loan and the value of collateral amounted to $12,922,181 and $13,219,140, respectively. During the six months ended January 31, 2004, the Fund earned $6,841 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2004, the aggregate cost of securities for federal income tax purposes was $390,388,228. The gross unrealized appreciation and depreciation on securities based on tax cost was $60,968,181 and $2,111,402, respectively, with a net unrealized appreciation of $58,856,779.

As of July 31, 2003, the Fund had $199,193,796 in capital loss carryovers for federal income tax purposes with $1,950,964 expiring in 2009, $139,893,104 expiring in 2010 and $57,349,728 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2003, the Fund incurred and elected to defer post-October losses of $22,679,337.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2004, the Fund had no borrowings under this agreement.

10. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565218 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Equity Income Fund

Evergreen Equity Income Fund: Semiannual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Equity Income Fund, which covers the six-month period ended January 31, 2004.

We entered the most recent six-month period ended January 31, 2004 on the heels of one of the most volatile periods for interest rates in history. After impressive gains for the major equity market indices during the first half of 2003, the possibility of deflation, which had the potential to drive both prices and corporate profits significantly lower, grew as a concern for the capital markets.

The deflation concerns surfaced shortly before the start of the investment period. Federal Reserve Chairman Alan Greenspan stated that monetary policymakers were growing concerned about "the possibility of an unwelcome, substantial fall in inflation." Predictably, market interest rates declined, with the yield on the 10-year Treasury having fallen to a low of 3.1% in June. Yet during his semiannual testimony to congressional banking committees in July, the Fed Chairman openly discussed the potential for the U.S. economy to expand in excess of 4.5% during 2004. Market interest rates quickly surged with the yield on the 10-year climbing to 4.6% in late July. Over the course of six weeks, the yield on the 10-year Treasury had risen by 150 basis points.

Despite this turmoil in interest rates, equities largely held their ground during the summer months. Initially, it appeared that during the inflation scare investors were focusing on the short-term benefits of lower interest rates improving the relative valuation of their investments. Yet concerns regarding the longer-term prospects

1

LETTER TO SHAREHOLDERS continued

for lower profits never had time to materialize, since several positive fundamentals combined to support equities through the dog days of summer.

After achieving relative clarity on Iraq, equities were buoyed by the changes in fiscal legislation. The new tax laws regarding capital gains and dividends provided investors with the most attractive after-tax opportunity in more than sixty years. In addition, the changes in dividend taxation would likely provide companies with an incentive to issue more stock over debt, share profits more generously through tax advantaged dividend payouts and potentially enhance total return opportunities, as yield would likely become an increasingly larger component of total return going forward. Indeed, several large companies such as Microsoft initiated dividends for the first time.

The environment of low interest rates and enhanced fiscal incentives also resulted in stronger economic growth. Third quarter Gross Domestic Product (GDP) grew in excess of 8%, powered by personal consumption. The one time refund of child tax credit checks would help in the short-term, yet the incentives for business investment would enable the recovery to broaden over the long-term, enhancing the likelihood of a sustainable expansion. Business investment surged in the second half of 2003, led by spending on equipment and software. Smaller businesses were also taking advantage of investment incentives, potentially strengthening the long-term trends for employment growth.

This broadening of the economic recovery from personal consumption to capital investment had the desirable effect on corporate profitability. Enhanced by major cost cutting throughout the recession and early recovery, corporate earnings surged in the second half of the year, propelling the major equity market indices higher. These solid profits were augmented by conciliatory comments from Fed officials, frequently suggesting policy

2

LETTER TO SHAREHOLDERS continued

accommodation could last for a "considerable period." On this hope, and the attractive prospects for relative valuation, equities climbed higher through the new year.

Throughout the investment period, small cap stocks outperformed their larger brethren, as attractive valuations and superior earnings growth commanded significant attention from investors. Also, after a period of underperformance, value stocks began to catch up with growth indexes as the investment period concluded.

Considering these earnings prospects with improving trends for dividend growth, we believe the long-term opportunities remain favorable for diversified equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Sujatha R. Avutu, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978	10/10/2003

6-month return with sales charge	10.81%	12.13%	16.14%	N/A	N/A

6-month return w/o sales charge	17.55%	17.13%	17.14%	17.73%	17.60%

Average annual return*

1 year with sales charge	27.69%	29.53%	33.55%	N/A	N/A

1 year w/o sales charge	35.51%	34.53%	34.55%	35.90%	35.75%

5 year	5.19%	5.33%	5.65%	6.71%	6.69%

10 year	7.58%	7.50%	7.49%	8.45%	8.44%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Equity Income Fund Class A shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Russell Mid Cap Value Index (Russell Mid Cap Value) and the Consumer Price Index (CPI).

The Russell 1000 Value and the Russell Mid Cap Value are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C and 0.50% for Class R. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,
CLASS A		2003	2002	2001[1]	2000	1999
Net asset value, beginning of period	$19.57	$17.81	$22.14	$20.86	$22.57	$23.19
Income from investment operations
Net investment income	0.17	0.46	0.51	0.81	0.98	0.94
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.25	1.70	-4.22	1.26	-0.82	1.50
Total from investment operations	3.42	2.16	-3.71	2.07	0.16	2.44
Distributions to shareholders from
Net investment income	-0.22	-0.40	-0.56	-0.78	-1.01	-0.93
Net realized gains	0	0	-0.06	-0.01	-0.86	-2.13
Total distributions to shareholders	-0.22	-0.40	-0.62	-0.79	-1.87	-3.06
Net asset value, end of period	$22.77	$19.57	$17.81	$22.14	$20.86	$22.57
Total return[2]	17.55%	12.39%	-16.97%	10.14%	0.74%	12.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$469,984	$378,882	$62,543	$76,780	$62,692	$35,714
Ratios to average net assets
Expenses[3]	1.40%[4]	1.40%	1.33%	1.34%	1.49%	1.46%
Net investment income	1.55%[4]	2.03%	2.55%	3.66%	4.13%	4.39%
Portfolio turnover rate	59%	112%	106%	60%	115%	124%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31,
CLASS B		2003	2002	2001[1]	2000	1999
Net asset value, beginning of period	$19.40	$17.66	$21.95	$20.68	$22.38	$23.04
Income from investment operations
Net investment income	0.09	0.31	0.36	0.64	0.73	0.76
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.22	1.70	-4.18	1.25	-0.73	1.51
Total from investment operations	3.31	2.01	-3.82	1.89	0	2.27
Distributions to shareholders from
Net investment income	-0.13	-0.27	-0.41	-0.61	-0.84	-0.80
Net realized gains	0	0	-0.06	-0.01	-0.86	-2.13
Total distributions to shareholders	-0.13	-0.27	-0.47	-0.62	-1.70	-2.93
Net asset value, end of period	$22.58	$19.40	$17.66	$21.95	$20.68	$22.38
Total return[2]	17.13%	11.57%	-17.60%	9.31%	0.00%	11.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$161,010	$158,010	$114,726	$161,726	$177,968	$185,177
Ratios to average net assets
Expenses[3]	2.10%[4]	2.11%	2.08%	2.10%	2.24%	2.21%
Net investment income	0.84%[4]	1.60%	1.84%	2.93%	3.28%	3.61%
Portfolio turnover rate	59%	112%	106%	60%	115%	124%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31,
CLASS C		2003	2002	2001[1]	2000	1999[1]
Net asset value, beginning of period	$19.39	$17.65	$21.95	$20.68	$22.38	$23.04
Income from investment operations
Net investment income	0.09	0.30	0.37	0.62	0.88	0.76
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.22	1.71	-4.20	1.27	-0.88	1.51
Total from investment operations	3.31	2.01	-3.83	1.89	0	2.27
Distributions to shareholders from
Net investment income	-0.14	-0.27	-0.41	-0.61	-0.84	-0.80
Net realized gains	0	0	-0.06	-0.01	-0.86	-2.13
Total distributions to shareholders	-0.14	-0.27	-0.47	-0.62	-1.70	-2.93
Net asset value, end of period	$22.56	$19.39	$17.65	$21.95	$20.68	$22.38
Total return[2]	17.14%	11.58%	-17.65%	9.31%	0.00%	11.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$44,013	$25,780	$17,681	$16,871	$9,112	$2,502
Ratios to average net assets
Expenses[3]	2.11%[4]	2.11%	2.08%	2.09%	2.25%	2.21%
Net investment income	0.84%[4]	1.62%	1.75%	2.87%	3.43%	3.60%
Portfolio turnover rate	59%	112%	106%	60%	115%	124%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,
CLASS I1		2003	2002	2001[2]	2000	1999[2]
Net asset value, beginning of period	$19.57	$17.81	$22.15	$20.87	$22.58	$23.22
Income from investment operations
Net investment income	0.20	0.47	0.58	0.87	0.94	0.99
Net realized and unrealized gains or losses on securities and foreign currency related transactions	3.25	1.73	-4.24	1.26	-0.72	1.52
Total from investment operations	3.45	2.20	-3.66	2.13	0.22	2.51
Distributions to shareholders from
Net investment income	-0.25	-0.44	-0.62	-0.84	-1.07	-1.02
Net realized gains	0	0	-0.06	-0.01	-0.86	-2.13
Total distributions to shareholders	-0.25	-0.44	-0.68	-0.85	-1.93	-3.15
Net asset value, end of period	$22.77	$19.57	$17.81	$22.15	$20.87	$22.58
Total return	17.73%	12.69%	-16.80%	10.43%	1.00%	12.46%
Ratios and supplemental data
Net assets, end of period (millions)	$681	$575	$534	$718	$733	$847
Ratios to average net assets
Expenses[3]	1.11%[4]	1.11%	1.08%	1.09%	1.23%	1.21%
Net investment income	1.85%[4]	2.65%	2.84%	3.93%	4.29%	4.61%
Portfolio turnover rate	59%	112%	106%	60%	115%	124%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended January 31, 2004 (unaudited)[1]

CLASS R
Net asset value, beginning of period	$20.33
Income from investment operations
Net investment income	0.09
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.44
Total from investment operations	2.53
Distributions to shareholders from
Net investment income	-0.10
Net asset value, end of period	$22.76
Total return	12.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses[2]	1.34%[3]
Net investment income	1.22%[3]
Portfolio turnover rate	59%

[1]   For the period from October 10, 2003 (commencement of class operations), to January 31, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 88.5%
CONSUMER DISCRETIONARY 7.3%
Hotels, Restaurants & Leisure 0.4%
Starwood Hotels & Resorts, Class B	150,000	$ 5,301,000
Leisure Equipment & Products 0.5%
Eastman Kodak Co.	221,300	6,287,133
Media 1.8%
Clear Channel Communications, Inc.	100,000	4,499,000
Comcast Corp., Class A *	116,947	3,853,403
Time Warner, Inc. *	266,100	4,675,377
Tribune Co.	90,400	4,627,576
Viacom, Inc., Class B	169,736	6,840,361
24,495,717
Multi-line Retail 0.5%
Kohl's Corp. *	147,300	6,525,390
Specialty Retail 4.1%
Best Buy Co., Inc.	102,700	5,175,053
CarMax, Inc. *	255,100	8,507,585
Chico's FAS, Inc. * (p)	218,700	8,056,908
Circuit City Stores, Inc.	539,700	5,774,790
Foot Locker, Inc.	141,009	3,488,563
GameStop Corp., Class A * (p)	435,600	7,230,960
Home Depot, Inc.	138,800	4,923,236
Lowe's Companies, Inc.	79,893	4,278,270
TBC Corp. *	333,596	9,007,092
56,442,457
CONSUMER STAPLES 5.1%
Beverages 0.6%
Coca-Cola Co.	67,300	3,313,852
Pepsi Bottling Group, Inc.	201,000	5,328,510
8,642,362
Food & Staples Retailing 0.5%
BJ's Wholesale Club, Inc. *	303,200	6,564,280
Food Products 0.6%
ConAgra Foods, Inc.	125,000	3,242,500
General Mills, Inc.	107,000	4,861,010
8,103,510
Household Products 0.5%
Kimberly-Clark Corp.	116,950	6,907,067
Tobacco 2.9%
Altria Group, Inc.	249,985	13,896,666
Loews Corp. - Carolina Group (p)	604,000	15,788,560
R.J. Reynolds Tobacco Holdings, Inc. (p)	63,000	3,720,780
UST, Inc.	150,000	5,356,500
38,762,506
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 6.7%
Energy Equipment & Services 0.6%
Schlumberger, Ltd.	62,000	$ 3,793,160
Weatherford International, Ltd. *	111,000	4,475,520
8,268,680
Oil & Gas 6.1%
Apache Corp.	154,800	5,956,704
BP plc, ADR	406,508	19,349,781
ChevronTexaco Corp.	54,323	4,690,791
ConocoPhillips	288,500	19,006,380
Devon Energy Corp. (p)	238,000	13,437,480
Exxon Mobil Corp.	311,438	12,703,556
XTO Energy, Inc.	297,700	7,808,671
82,953,363
FINANCIALS 22.9%
Capital Markets 5.9%
American Capital Strategies, Ltd. (p)	417,321	13,362,618
Bank of New York Co., Inc.	151,700	4,816,475
Goldman Sachs Group, Inc.	55,200	5,495,160
J.P. Morgan Chase & Co.	302,300	11,756,447
Janus Capital Group, Inc.	450,000	7,551,000
Mellon Financial Corp.	275,000	8,995,250
Merrill Lynch & Co., Inc.	151,900	8,930,201
Morgan Stanley	92,794	5,401,539
SEI Investments Co. (p)	410,000	13,907,200
80,215,890
Commercial Banks 5.2%
Bank of America Corp.	62,202	5,066,975
Bank One Corp.	110,000	5,567,100
FleetBoston Financial Corp.	896,756	39,977,382
U.S. Bancorp	339,000	9,583,530
Wells Fargo & Co.	173,311	9,949,785
70,144,772
Consumer Finance 0.6%
American Express Co.	60,000	3,110,400
MBNA Corp.	200,000	5,392,000
8,502,400
Diversified Financial Services 3.6%
Citigroup, Inc.	930,912	46,061,526
GATX Corp. (p)	150,000	3,390,000
49,451,526
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.8%
Ace, Ltd.	159,650	$ 6,932,003
American International Group, Inc.	74,173	5,151,315
Chubb Corp.	69,800	4,990,002
Hartford Financial Services Group, Inc.	111,300	7,161,042
24,234,362
Real Estate 3.6%
American Financial Realty Trust REIT	1,000,000	18,120,000
Annaly Mortgage Management, Inc. REIT (p)	175,000	3,433,500
General Growth Properties, Inc. REIT	414,700	12,441,000
Government Properties Trust, Inc. REIT *	96,588	1,277,859
Newcastle Investment Corp. REIT	325,000	8,531,250
Weingarten Realty Investors REIT	100,000	4,750,000
48,553,609
Thrifts & Mortgage Finance 2.2%
Fannie Mae	122,450	9,440,895
Freddie Mac	87,200	5,443,024
PMI Group, Inc.	111,000	4,286,820
Washington Mutual, Inc.	230,000	10,189,000
29,359,739
HEALTH CARE 8.3%
Biotechnology 0.9%
Amgen, Inc. *	121,700	7,848,433
MedImmune, Inc. *	175,000	4,112,500
11,960,933
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	200,500	5,844,575
Medtronic, Inc.	76,900	3,785,018
Saint Jude Medical, Inc. *	91,000	6,538,350
16,167,943
Health Care Providers & Services 0.5%
Wellpoint Health Networks, Inc., Class A *	72,000	7,560,000
Pharmaceuticals 5.7%
Abbott Laboratories, Inc.	138,500	5,966,580
Bristol-Myers Squibb Co.	563,145	15,796,217
Eli Lilly & Co.	74,324	5,057,005
Johnson & Johnson Co.	203,641	10,878,502
Merck & Co., Inc.	203,200	9,672,320
Pfizer, Inc.	624,330	22,869,208
Wyeth	161,050	6,594,998
76,834,830
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 12.1%
Aerospace & Defense 0.8%
Boeing Co.	99,000	$ 4,133,250
Honeywell International, Inc.	165,200	5,967,024
10,100,274
Air Freight & Logistics 0.7%
Ryder System, Inc. (p)	267,037	9,826,962
Electrical Equipment 0.5%
Cooper Industries, Ltd., Class A	125,000	7,037,500
Industrial Conglomerates 1.8%
General Electric Co.	607,100	20,416,773
Tyco International, Ltd.	169,150	4,524,762
24,941,535
Machinery 7.0%
AGCO Corp. * (p)	748,500	15,089,760
Caterpillar, Inc.	128,400	10,031,892
Ingersoll-Rand Co., Ltd., Class A	60,800	4,045,024
Navistar International Corp. * (p)	381,644	18,147,172
Oshkosh Truck Corp.	170,200	9,919,256
Paccar, Inc.	235,500	18,517,365
SPX Corp. *	173,600	9,850,064
Timken Co. (p)	428,300	9,444,015
95,044,548
Road & Rail 1.3%
Burlington Northern Santa Fe Corp.	205,000	6,586,650
Laidlaw International, Inc. *	729,600	10,469,760
17,056,410
INFORMATION TECHNOLOGY 12.3%
Communications Equipment 0.5%
Cisco Systems, Inc. *	200,000	5,128,000
Lucent Technologies, Inc. * (p)	499,743	2,238,849
7,366,849
Semiconductors & Semiconductor Equipment 5.4%
Altera Corp. *	1,371,650	30,711,243
Texas Instruments, Inc.	1,348,200	42,266,070
72,977,313
Software 6.4%
Cadence Design Systems, Inc. *	937,500	15,534,375
Citrix Systems, Inc. *	340,000	6,837,400
Fair, Issac & Co., Inc. (p)	38,300	2,273,871
Microsoft Corp.	371,000	10,258,150
Oracle Corp. *	3,727,800	51,480,918
86,384,714
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 6.9%
Chemicals 2.5%
Air Products & Chemicals, Inc.	175,800	$ 8,774,178
Lyondell Chemical Co.	1,499,967	25,709,435
34,483,613
Containers & Packaging 0.9%
Anchor Glass Container Corp.	360,900	5,687,784
Ball Corp.	109,200	6,832,644
12,520,428
Metals & Mining 2.8%
Alcoa, Inc.	176,500	6,032,770
AngloGold, Ltd., ADR (p)	202,600	8,170,858
Century Aluminum Co. * (p)	230,000	5,798,300
GrafTech International, Ltd. *	508,700	6,328,228
Massey Energy Corp.	546,590	10,931,800
37,261,956
Paper & Forest Products 0.7%
Rayonier, Inc.	221,398	8,745,221
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
AT&T Corp.	325,000	6,324,500
Chunghwa Telecom Co., Ltd., ADR	681,000	10,896,000
SBC Communications, Inc.	468,443	11,945,297
Verizon Communications, Inc.	241,455	8,900,031
38,065,828
UTILITIES 4.1%
Electric Utilities 3.7%
Ameren Corp. (p)	150,000	7,243,500
Cinergy Corp.	289,400	11,191,098
Consolidated Edison, Inc.	100,000	4,383,000
Dominion Resources, Inc.	108,150	6,938,904
Duquesne Light Holdings, Inc. (p)	225,000	4,284,000
Entergy Corp.	110,000	6,432,800
FirstEnergy Corp.	150,000	5,628,000
TXU Corp.	161,750	3,882,000
49,983,302
Gas Utilities 0.4%
Peoples Energy Corp.	150,000	6,369,000
Total Common Stocks		1,200,404,922
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 5.3%
FINANCIALS 2.8%
Consumer Finance 1.1%
Capital One Financial Corp., 6.25%, 05/17/2005	284,600	$ 15,083,800
Insurance 1.7%
Chubb Corp., 7.00%, 11/16/2005	150,000	4,372,500
Prudential Financial, Inc., 6.75%, 11/15/2004	211,000	14,284,700
Travelers Property Casualty Corp., 4.50%, 04/15/2032 (p)	167,100	4,294,470
22,951,670
HEALTH CARE 1.2%
Health Care Providers & Services 1.2%
Anthem, Inc., 6.00%, 11/15/2004	163,400	15,826,924
INFORMATION TECHNOLOGY 0.5%
Office Electronics 0.5%
Xerox Corp., 7.50%, 11/27/2021 144A	85,000	7,161,250
UTILITIES 0.8%
Electric Utilities 0.8%
FPL Group, Inc., 8.00%, 02/16/2006	104,700	6,041,190
Public Service Enterprise Group, Inc., 10.25%, 11/16/2005	69,500	4,422,285
10,463,475
Total Convertible Preferred Stocks		71,487,119

	Principal Amount	Value

CONVERTIBLE DEBENTURES 4.1%
CONSUMER DISCRETIONARY 1.8%
Automobiles 1.2%
General Motors Corp., Ser. C, 6.25%, 07/15/2033	$ 520,000	16,104,400
Specialty Retail 0.6%
Gap, Inc., 5.75%, 03/15/2009 (p)	6,630,000	8,627,287
INFORMATION TECHNOLOGY 1.7%
Communications Equipment 1.1%
Lucent Technologies, Inc., Ser. A, 2.75%, 06/15/2023	9,600,000	15,372,000
Software 0.6%
HNC Software, Inc., 5.25%, 09/01/2008	6,475,000	7,640,500
MATERIALS 0.6%
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc., 7.00%, 02/11/2011	5,500,000	8,525,000
Total Convertible Debentures		56,269,187
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional U.S. Government Money Market Fund (o)	5,197,007	$ 5,197,007
Navigator Prime Portfolio (pp)	54,288,779	54,288,779
Total Short-Term Investments		59,485,786
Total Investments (cost $1,176,826,541) 102.3%		1,387,647,014
Other Assets and Liabilities (2.3%)		(31,685,424)
Net Assets 100.0%		$ 1,355,961,590

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations:
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (unaudited)

Assets
Identified cost of securities	$ 1,176,826,541
Net unrealized gains on securities	210,820,473

Market value of securities	1,387,647,014
Cash	6,385
Receivable for securities sold	44,198,862
Receivable for Fund shares sold	1,907,866
Dividends and interest receivable	2,240,310
Receivable for securities lending income	17,128
Prepaid expenses and other assets	106,741

Total assets	1,436,124,306

Liabilities
Payable for securities purchased	24,488,578
Payable for Fund shares redeemed	980,991
Payable for securities on loan	54,288,779
Advisory fee payable	76,797
Distribution Plan expenses payable	28,335
Due to other related parties	16,346
Accrued expenses and other liabilities	282,890

Total liabilities	80,162,716

Net assets	$ 1,355,961,590

Net assets represented by
Paid-in capital	$ 1,194,887,260
Overdistributed net investment income	(1,168,479)
Accumulated net realized losses on securities and foreign currency related transactions	(48,577,598)
Net unrealized gains on securities and foreign currency related transactions	210,820,407

Total net assets	$ 1,355,961,590

Net assets consists of
Class A	$ 469,983,996
Class B	161,009,576
Class C	44,013,367
Class I	680,953,536
Class R	1,115

Total net assets	$ 1,355,961,590

Shares outstanding
Class A	20,639,750
Class B	7,131,178
Class C	1,951,065
Class I	29,906,304
Class R	49

Net asset value per share
Class A	$ 22.77
Class A -- Offering price (based on sales charge of 5.75%)	$ 24.16
Class B	$ 22.58
Class C	$ 22.56
Class C -- Offering price (based on sales charge of 1.00%)	$ 22.79
Class I	$ 22.77
Class R	$ 22.76

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $51,314)	$ 17,952,604
Interest	307,544

Total investment income	18,260,148

Expenses
Advisory fee	4,367,278
Distribution Plan expenses
Class A	631,584
Class B	797,881
Class C	167,876
Administrative services fee	618,766
Transfer agent fees	1,535,606
Trustees' fees and expenses	51,401
Printing and postage expenses	49,828
Custodian and accounting fees	147,881
Registration and filing fees	66,516
Professional fees	14,795
Other	30,974

Total expenses	8,480,386
Less: Expense reductions	(4,218)
Fee waivers and expense reimbursements	(57,021)

Net expenses	8,419,147

Net investment income	9,841,001

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	56,804,463
Foreign currency related transactions	21,943

Net realized gains on securities and foreign currency related transactions	56,826,406
Net change in unrealized gains or losses on securities and foreign currency related transactions	133,955,084

Net realized and unrealized gains or losses on securities and foreign currency related transactions	190,781,490

Net increase in net assets resulting from operations	$ 200,622,491

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004		Year Ended
	(unaudited) (a)		July 31, 2003

Operations
Net investment income		$ 9,841,001		$ 17,868,350
Net realized gains or losses on securities and foreign currency related transactions		56,826,406		(22,605,780)
Net change in unrealized gains or losses on securities and foreign currency related transactions		133,955,084		84,933,928

Net increase in net assets resulting from operations		200,622,491		80,196,498

Distributions to shareholders from
Net investment income
Class A		(4,289,293)		(1,492,385)
Class B		(1,004,590)		(1,479,450)
Class C		(226,745)		(265,993)
Class I		(7,342,330)		(12,849,401)
Class R		(5)		0

Total distributions to shareholders		(12,862,963)		(16,087,229)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,728,766	36,695,134	1,049,395	18,994,554
Class B	693,618	14,393,103	624,115	11,148,438
Class C	837,819	17,461,812	349,484	6,382,199
Class I	1,614,912	33,934,566	491,571	8,813,107
Class R	49	1,000	0	0

		102,485,615		45,338,298

Automatic conversion of Class B shares to Class A shares
Class A	870,669	18,168,150	942,760	16,920,460
Class B	(878,171)	(18,168,150)	(950,859)	(16,920,460)

		0		0

Net asset value of shares issued in reinvestment of distributions
Class A	189,016	3,981,665	74,534	1,311,180
Class B	44,465	928,470	78,204	1,354,044
Class C	9,048	189,607	13,777	238,761
Class I	310,301	6,536,663	655,267	11,505,470

		11,636,405		14,409,455

Payment for shares redeemed
Class A	(1,511,170)	(31,568,500)	(1,596,464)	(28,773,675)
Class B	(874,345)	(18,095,721)	(1,791,433)	(31,373,839)
Class C	(225,360)	(4,607,985)	(431,149)	(7,583,517)
Class I	(1,384,893)	(28,964,192)	(2,926,563)	(51,848,035)

		(83,236,398)		(119,579,066)

Net asset value of shares issued in acquisition
Class A	0	0	15,379,907	301,924,701
Class B	0	0	3,687,562	71,825,690
Class C	0	0	395,621	7,702,456
Class I	0	0	1,134,545	22,264,501

		0		403,717,348

(a) For Class R, for the period from October 10, 2003 (commencement of class operations), to January 31, 2004.
See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	January 31, 2004	Year Ended
	(unaudited) (a)	July 31, 2003

Capital share transactions continued
Net increase in net assets resulting from capital share transactions	$ 30,885,622	$ 343,886,035

Total increase in net assets	218,645,150	407,995,304
Net assets
Beginning of period	1,137,316,440	729,321,136

End of period	$ 1,355,961,590	$ 1,137,316,440

Undistributed (overdistributed) net investment income	$ (1,168,479)	$ 1,853,483

(a) For Class R, for the period from October 10, 2003 (commencement of class operations), to January 31, 2004.
See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Equity Income Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge but pay on ongoing distribution fee. Class B, Class C and Class R shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

23

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.725% and declining to 0.675% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended January 31, 2004, EIMC waived its fee in the amount of $43,794 and reimbursed expenses relating to Class A shares in the amount of $13,227. Total amounts subject to recoupment as of January 31, 2004 were $69,590.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2004, the transfer agent fees were equivalent to a rate of 0.25% of the Fund's average daily net assets (on an annualized basis).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2004, the Fund paid brokerage commissions of $608,142 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

24

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. ACQUISITION

Effective at the close of business on June 13, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Value Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $27,961,747. The aggregate net assets of the Fund and Evergreen Value Fund immediately prior to the acquisition were $746,384,091 and $403,717,348, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,150,101,439.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $727,072,585 and $713,602,618, respectively, for the six months ended January 31, 2004.

During the six months ended January 31, 2004, the Fund loaned securities to certain brokers. At January 31, 2004, the value of securities on loan and the value of collateral amounted to $53,322,179 and $54,288,779, respectively. During the six months ended January 31, 2004, the Fund earned $218,920 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,184,378,960. The gross unrealized appreciation and depreciation on securities based on tax cost was $213,524,952 and $10,256,898, respectively, with a net unrealized appreciation of $203,268,054.

As of July 31, 2003, the Fund had $98,575,819 in capital loss carryovers for federal income tax purposes with $51,682,936 expiring in 2010 and $46,892,883 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended July 31, 2003 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2004, the Fund did not participate in the interfund lending program.

25

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565219 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Growth and Income Fund

Evergreen Growth and Income Fund: Semiannual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Growth and Income Fund, which covers the six-month period ended January 31, 2004.

We entered the most recent six-month period ended January 31, 2004 on the heels of one of the most volatile periods for interest rates in history. After impressive gains for the major equity market indices during the first half of 2003, the possibility of deflation, which had the potential to drive both prices and corporate profits significantly lower, grew as a concern for the capital markets.

The deflation concerns surfaced shortly before the start of the investment period. Federal Reserve Chairman Alan Greenspan stated that monetary policymakers were growing concerned about "the possibility of an unwelcome, substantial fall in inflation." Predictably, market interest rates declined, with the yield on the 10-year Treasury having fallen to a low of 3.1% in June. Yet during his semiannual testimony to congressional banking committees in July, the Fed Chairman openly discussed the potential for the U.S. economy to expand in excess of 4.5% during 2004. Market interest rates quickly surged with the yield on the 10-year climbing to 4.6% in late July. Over the course of six weeks, the yield on the 10-year Treasury had risen by 150 basis points.

Despite this turmoil in interest rates, equities largely held their ground during the summer months. Initially, it appeared that during the inflation scare investors were focusing on the short-term benefits of lower interest rates improving the relative valuation of their investments. Yet concerns regarding the longer-term prospects

1

LETTER TO SHAREHOLDERS continued

for lower profits never had time to materialize, since several positive fundamentals combined to support equities through the dog days of summer.

After achieving relative clarity on Iraq, equities were buoyed by the changes in fiscal legislation. The new tax laws regarding capital gains and dividends provided investors with the most attractive after-tax opportunity in more than sixty years. In addition, the changes in dividend taxation would likely provide companies with an incentive to issue more stock over debt, share profits more generously through tax advantaged dividend payouts and potentially enhance total return opportunities, as yield would likely become an increasingly larger component of total return going forward. Indeed, several large companies such as Microsoft initiated dividends for the first time.

The environment of low interest rates and enhanced fiscal incentives also resulted in stronger economic growth. Third quarter Gross Domestic Product (GDP) grew in excess of 8%, powered by personal consumption. The one time refund of child tax credit checks would help in the short-term, yet the incentives for business investment would enable the recovery to broaden over the long-term, enhancing the likelihood of a sustainable expansion. Business investment surged in the second half of 2003, led by spending on equipment and software. Smaller businesses were also taking advantage of investment incentives, potentially strengthening the long-term trends for employment growth.

This broadening of the economic recovery from personal consumption to capital investment had the desirable effect on corporate profitability. Enhanced by major cost cutting throughout the recession and early recovery, corporate earnings surged in the second half of the year, propelling the major equity market indices higher. These solid profits were augmented by conciliatory comments from Fed officials, frequently suggesting policy

2

LETTER TO SHAREHOLDERS continued

accommodation could last for a "considerable period." On this hope, and the attractive prospects for relative valuation, equities climbed higher through the new year.

Throughout the investment period, small cap stocks outperformed their larger brethren, as attractive valuations and superior earnings growth commanded significant attention from investors. Also, after a period of underperformance, value stocks began to catch up with growth indexes as the investment period concluded.

Considering these earnings prospects with improving trends for dividend growth, we believe the long-term opportunities remain favorable for diversified equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Walter T. McCormick, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

6-month return with sales charge	10.16%	11.43%	15.43%	N/A

6-month return w/o sales charge	16.88%	16.43%	16.43%	17.05%

Average annual return *

1 year with sales charge	26.08%	27.82%	31.83%	N/A

1 year w/o sales charge	33.78%	32.82%	32.83%	34.12%

5 year	-1.08%	-0.95%	-0.65%	0.36%

10 year	7.62%	7.54%	7.55%	8.51%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Growth and Income Fund Class A shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31,
CLASS A		2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$20.02	$18.58	$23.92	$30.72	$29.56	$29.14
Income from investment operations
Net investment income (loss)	0.02	0.12	0.03	-0.05	-0.09	0.10
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	3.21	1.41	-4.39	-3.12	1.85	1.16
Total from investment operations	3.23	1.53	-4.36	-3.17	1.76	1.26
Distributions to shareholders from
Net investment income	0[2]	-0.09	0	0	0	-0.06
Net realized gains	-1.45	0	-0.98	-3.63	-0.60	-0.78
Total distributions to shareholders	-1.45	-0.09	-0.98	-3.63	-0.60	-0.84
Net asset value, end of period	$21.80	$20.02	$18.58	$23.92	$30.72	$29.56
Total return[3]	16.88%	8.32%	-18.72%	-11.35%	6.01%	4.48%
Ratios and supplemental data
Net assets, end of period (millions)	$340	$125	$103	$147	$207	$250
Ratios to average net assets
Expenses[4]	1.70%[5]	1.70%	1.56%	1.51%	1.47%	1.43%
Net investment income (loss)	0.18%[5]	0.65%	0.14%	-0.19%	-0.28%	0.33%
Portfolio turnover rate	55%	72%	74%	26%	61%	39%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Amount represents less than $0.005 per share.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31,
CLASS B		2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$19.14	$17.80	$23.14	$30.05	$29.14	$28.88
Income from investment operations
Net investment loss	-0.05	-0.01	-0.12	-0.25	-0.35	-0.14
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	3.05	1.36	-4.24	-3.03	1.86	1.18
Total from investment operations	3.00	1.35	-4.36	-3.28	1.51	1.04
Distributions to shareholders from
Net investment income	0	-0.01	0	0	0	0
Net realized gains	-1.45	0	-0.98	-3.63	-0.60	-0.78
Total distributions to shareholders	-1.45	-0.01	-0.98	-3.63	-0.60	-0.78
Net asset value, end of period	$20.69	$19.14	$17.80	$23.14	$30.05	$29.14
Total return[2]	16.43%	7.60%	-19.37%	-12.03%	5.23%	3.73%
Ratios and supplemental data
Net assets, end of period (millions)	$369	$242	$313	$505	$706	$891
Ratios to average net assets
Expenses[3]	2.40%[4]	2.43%	2.31%	2.26%	2.22%	2.18%
Net investment loss	-0.49%[4]	-0.05%	-0.60%	-0.94%	-1.03%	-0.43%
Portfolio turnover rate	55%	72%	74%	26%	61%	39%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31,
CLASS C		2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$19.14	$17.81	$23.14	$30.05	$29.14	$28.89
Income from investment operations
Net investment loss	-0.06	-0.01	-0.12	-0.25	-0.36	-0.16
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	3.06	1.35	-4.23	-3.03	1.87	1.19
Total from investment operations	3.00	1.34	-4.35	-3.28	1.51	1.03
Distributions to shareholders from
Net investment income	0	-0.01	0	0	0	0
Net realized gains	-1.45	0	-0.98	-3.63	-0.60	-0.78
Total distributions to shareholders	-1.45	-0.01	-0.98	-3.63	-0.60	-0.78
Net asset value, end of period	$20.69	$19.14	$17.81	$23.14	$30.05	$29.14
Total return[2]	16.43%	7.54%	-19.32%	-12.03%	5.23%	3.69%
Ratios and supplemental data
Net assets, end of period (millions)	$142	$12	$12	$17	$26	$37
Ratios to average net assets
Expenses[3]	2.41%[4]	2.43%	2.31%	2.26%	2.21%	2.18%
Net investment loss	-0.58%[4]	-0.07%	-0.60%	-0.94%	-1.02%	-0.42%
Portfolio turnover rate	55%	72%	74%	26%	61%	39%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[2]
		Year Ended July 31,
CLASS I1		2003[2]	2002[2]	2001[2]	2000	1999
Net asset value, beginning of period	$20.26	$18.80	$24.14	$30.90	$29.65	$29.19
Income from investment operations
Net investment income (loss)	0.06	0.17	0.09	0.01	-0.01	0.19
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	3.25	1.44	-4.45	-3.14	1.86	1.15
Total from investment operations	3.31	1.61	-4.36	-3.13	1.85	1.34
Distributions to shareholders from
Net investment income	-0.03	-0.15	0	0	0	-0.10
Net realized gains	-1.45	0	-0.98	-3.63	-0.60	-0.78
Total distributions to shareholders	-1.48	-0.15	-0.98	-3.63	-0.60	-0.88
Net asset value, end of period	$22.09	$20.26	$18.80	$24.14	$30.90	$29.65
Total return	17.05%	8.64%	-18.54%	-11.14%	6.30%	4.75%
Ratios and supplemental data
Net assets, end of period (millions)	$98	$93	$113	$256	$484	$634
Ratios to average net assets
Expenses[3]	1.39%[4]	1.43%	1.31%	1.26%	1.22%	1.18%
Net investment income (loss)	0.52%[4]	0.94%	0.40%	0.05%	-0.03%	0.57%
Portfolio turnover rate	55%	72%	74%	26%	61%	39%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 8.3%
Automobiles 0.7%
General Motors Corp.	134,890	$ 6,701,335
Hotels, Restaurants & Leisure 0.4%
Harrah's Entertainment, Inc.	49,000	2,597,000
International Game Technology, Inc.	40,300	1,509,638
4,106,638
Media 3.8%
Clear Channel Communications, Inc.	238,389	10,725,121
Comcast Corp., Class A *	173,384	5,915,862
Time Warner, Inc. *	381,929	6,710,493
Tribune Co.	77,100	3,946,749
Viacom, Inc., Class A	84,600	3,432,222
Viacom, Inc., Class B	133,100	5,363,930
36,094,377
Multi-line Retail 0.3%
Target Corp.	75,382	2,861,501
Specialty Retail 2.7%
Best Buy Co., Inc.	18,200	917,098
CarMax, Inc. *	147,800	4,929,130
Chico's FAS, Inc. *	62,700	2,309,868
Home Depot, Inc.	129,000	4,575,630
Lowe's Companies, Inc.	77,600	4,155,480
Office Depot, Inc. *	92,200	1,470,590
Staples, Inc. *	103,300	2,748,813
TBC Corp. *	172,038	4,645,026
25,751,635
Textiles, Apparel & Luxury Goods 0.4%
Nike, Inc., Class B	48,200	3,357,612
CONSUMER STAPLES 7.9%
Beverages 1.8%
Anheuser-Busch Companies, Inc.	94,021	4,768,745
Coca-Cola Co.	96,500	4,751,660
Pepsi Bottling Group, Inc.	110,337	2,925,034
PepsiCo, Inc.	93,435	4,415,738
16,861,177
Food & Staples Retailing 0.9%
BJ's Wholesale Club, Inc. *	316,221	6,846,184
Wal-Mart Stores, Inc.	41,800	2,250,930
9,097,114
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.0%
General Mills, Inc.	199,964	$ 9,084,365
H.J. Heinz Co.	135,407	4,790,700
Kraft Foods, Inc., Class A	148,450	4,781,574
18,656,639
Household Products 0.8%
Procter & Gamble Co.	71,737	7,251,176
Tobacco 2.4%
Altria Group, Inc.	411,200	22,858,608
ENERGY 10.3%
Energy Equipment & Services 0.6%
Weatherford International, Ltd. *	130,700	5,269,824
Oil & Gas 9.7%
Apache Corp.	113,800	4,379,024
BP plc, ADR	345,930	16,466,268
ChevronTexaco Corp.	144,000	12,434,400
ConocoPhillips	332,663	21,915,839
Devon Energy Corp.	107,200	6,052,512
Exxon Mobil Corp.	649,438	26,490,576
Royal Dutch Petroleum Co., ADR	100,073	4,743,460
92,482,079
FINANCIALS 23.6%
Capital Markets 5.9%
American Capital Strategies, Ltd.	92,730	2,969,215
Bank of New York Co., Inc.	117,858	3,741,991
Goldman Sachs Group, Inc.	24,400	2,429,020
J.P. Morgan Chase & Co.	456,216	17,742,240
Legg Mason, Inc.	64,032	5,670,034
Mellon Financial Corp.	117,218	3,834,201
Merrill Lynch & Co., Inc.	123,800	7,278,202
Morgan Stanley	84,406	4,913,273
Piper Jaffray Co., Inc. *	1	39
State Street Corp.	46,003	2,477,261
T. Rowe Price Group, Inc.	95,600	4,983,628
56,039,104
Commercial Banks 6.6%
Bank of America Corp.	60,900	4,960,914
Comerica, Inc.	180,007	10,280,200
Fifth Third Bancorp	22,000	1,271,380
FleetBoston Financial Corp.	492,700	21,964,566
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
National City Corp.	102,858	$ 3,550,658
PNC Financial Services Group	87,005	4,916,653
U.S. Bancorp	241,983	6,840,859
Wells Fargo & Co.	162,226	9,313,395
63,098,625
Consumer Finance 0.8%
American Express Co.	152,600	7,910,784
Diversified Financial Services 3.0%
Citigroup, Inc.	567,826	28,096,030
Insurance 3.5%
Ace, Ltd.	123,600	5,366,712
Allstate Corp.	23,100	1,050,126
AMBAC Financial Group, Inc.	15,350	1,147,719
American International Group, Inc.	103,397	7,180,922
Chubb Corp.	56,608	4,046,906
Everest Reinsurance Group, Ltd.	25,500	2,169,540
Hartford Financial Services Group, Inc.	122,000	7,849,480
Marsh & McLennan Co.	51,700	2,426,281
Travelers Property Casualty Corp., Class B	85,000	1,538,500
32,776,186
Thrifts & Mortgage Finance 3.8%
Fannie Mae	313,000	24,132,300
Freddie Mac	155,700	9,718,794
PMI Group, Inc.	48,600	1,876,932
35,728,026
HEALTH CARE 13.2%
Biotechnology 0.4%
Amgen, Inc. *	54,500	3,514,705
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	312,393	9,106,256
Becton Dickinson & Co.	37,155	1,674,204
Millipore Corp. *	58,343	3,030,919
13,811,379
Health Care Providers & Services 1.7%
HCA, Inc.	331,500	14,884,350
Wellpoint Health Networks, Inc., Class A *	12,000	1,260,000
16,144,350
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 9.6%
Abbott Laboratories, Inc.	93,900	$ 4,045,212
Bristol-Myers Squibb Co.	328,523	9,215,070
Eli Lilly & Co.	69,430	4,724,017
Johnson & Johnson Co.	280,860	15,003,541
Merck & Co., Inc.	202,217	9,625,529
Pfizer, Inc.	806,294	29,534,550
Watson Pharmaceuticals, Inc. *	56,200	2,613,862
Wyeth	411,465	16,849,492
91,611,273
INDUSTRIALS 11.4%
Aerospace & Defense 0.9%
Boeing Co.	56,218	2,347,102
Honeywell International, Inc.	118,728	4,288,455
United Technologies Corp.	18,800	1,796,152
8,431,709
Air Freight & Logistics 1.0%
Ryder System, Inc.	204,733	7,534,174
United Parcel Service, Inc., Class B	29,795	2,123,490
9,657,664
Industrial Conglomerates 1.7%
General Electric Co.	302,500	10,173,075
Tyco International, Ltd.	230,300	6,160,525
16,333,600
Machinery 7.1%
AGCO Corp. *	338,761	6,829,422
Caterpillar, Inc.	59,600	4,656,548
Deere & Co.	110,800	6,936,080
Donaldson Co., Inc.	123,069	6,648,187
Dover Corp.	233,311	9,640,411
ITT Industries, Inc.	99,112	7,387,808
Navistar International Corp. *	212,983	10,127,342
Oshkosh Truck Corp.	64,265	3,745,364
Paccar, Inc.	30,600	2,406,078
SPX Corp. *	120,200	6,820,148
Timken Co.	96,500	2,127,825
67,325,213
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	55,300	$ 1,776,789
Laidlaw International, Inc. *	168,864	2,423,198
Union Pacific Corp.	36,087	2,324,003
6,523,990
INFORMATION TECHNOLOGY 14.0%
Communications Equipment 2.7%
Cisco Systems, Inc. *	278,765	7,147,534
Corning, Inc. *	198,551	2,565,279
Lucent Technologies, Inc. *	790,664	3,542,175
Nokia Corp., ADR	176,533	3,647,172
Nortel Networks Corp. *	1,088,000	8,508,160
25,410,320
Computers & Peripherals 1.7%
Hewlett-Packard Co.	197,236	4,692,244
International Business Machines Corp.	57,700	5,725,571
Lexmark International Group, Inc., Class A *	62,200	5,155,758
15,573,573
Electronic Equipment & Instruments 0.8%
Flextronics International, Ltd. *	287,756	5,467,364
Jabil Circuit, Inc. *	82,500	2,442,000
7,909,364
IT Services 0.5%
First Data Corp.	118,400	4,636,544
Semiconductors & Semiconductor Equipment 3.4%
Altera Corp. *	441,000	9,873,990
Intel Corp.	47,773	1,461,854
KLA-Tencor Corp. *	77,401	4,417,275
Texas Instruments, Inc.	524,805	16,452,637
32,205,756
Software 4.9%
Cadence Design Systems, Inc. *	517,203	8,570,054
Citrix Systems, Inc. *	173,840	3,495,922
Microsoft Corp.	527,150	14,575,698
Oracle Corp. *	1,456,000	20,107,360
46,749,034
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 5.1%
Chemicals 2.9%
Air Products & Chemicals, Inc.	233,029	$ 11,630,477
Ecolab, Inc.	167,400	4,548,258
Lyondell Chemical Co.	381,679	6,541,978
PPG Industries, Inc.	82,272	4,790,699
27,511,412
Containers & Packaging 0.2%
Pactiv Corp. *	100,000	2,169,000
Metals & Mining 1.8%
Alcoa, Inc.	131,055	4,479,460
AngloGold, Ltd., ADR (p)	34,000	1,371,220
Arch Coal, Inc.	55,800	1,541,196
Freeport-McMoRan Copper & Gold, Inc., Class B	62,923	2,319,341
Massey Energy Corp.	98,080	1,961,600
Phelps Dodge Corp. *	66,000	4,994,220
16,667,037
Paper & Forest Products 0.2%
International Paper Co.	55,351	2,339,687
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.2%
Centurytel, Inc.	147,500	3,894,000
Chunghwa Telecom Co., Ltd., ADR	138,500	2,216,000
SBC Communications, Inc.	334,800	8,537,400
Verizon Communications, Inc.	173,000	6,376,780
21,024,180
Wireless Telecommunications Services 1.1%
AT&T Wireless Services, Inc. *	951,153	10,510,241
UTILITIES 2.4%
Electric Utilities 2.1%
Cinergy Corp.	60,700	2,347,269
Dominion Resources, Inc.	61,600	3,952,256
Exelon Corp.	73,100	4,896,238
FirstEnergy Corp.	134,409	5,043,026
TXU Corp.	164,800	3,955,200
20,193,989
Multi-Utilities & Unregulated Power 0.3%
Public Service Enterprise Group, Inc.	62,300	2,830,912
Total Common Stocks		944,083,402
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional U.S. Government Money Market Fund (o)	10,054,758	$ 10,054,758
Navigator Prime Portfolio (pp)	815,000	815,000
Total Short-Term Investments		10,869,758
Total Investments (cost $781,415,008) 100.6%		954,953,160
Other Assets and Liabilities (0.6%)		(5,822,516)
Net Assets 100.0%		$ 949,130,644

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (unaudited)

Assets
Identified cost of securities	$ 781,415,008
Net unrealized gains on securities	173,538,152

Market value of securities	954,953,160
Receivable for Fund shares sold	208,769
Dividends receivable	1,150,306
Prepaid expenses and other assets	52,758

Total assets	956,364,993

Liabilities
Payable for securities purchased	3,968,498
Payable for Fund shares redeemed	1,997,490
Payable for securities on loan	815,000
Advisory fee payable	55,628
Distribution Plan expenses payable	50,419
Due to other related parties	169,804
Accrued expenses and other liabilities	177,510

Total liabilities	7,234,349

Net assets	$ 949,130,644

Net assets represented by
Paid-in capital	$ 755,863,652
Overdistributed net investment loss	(630,462)
Accumulated net realized gains on securities, written options and foreign currency related transactions	20,359,302
Net unrealized gains on securities	173,538,152

Total net assets	$ 949,130,644

Net assets consists of
Class A	$ 339,831,999
Class B	369,380,593
Class C	142,092,208
Class I	97,825,844

Total net assets	$ 949,130,644

Shares outstanding
Class A	15,589,391
Class B	17,852,190
Class C	6,866,712
Class I	4,428,298

Net asset value per share
Class A	$ 21.80
Class A -- Offering price (based on sales charge of 5.75%)	$ 23.13
Class B	$ 20.69
Class C	$ 20.69
Class C -- Offering price (based on sales charge of 1.00%)	$ 20.90
Class I	$ 22.09

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $17,553)	$ 5,963,895
Interest	2,311

Total investment income	5,966,206

Expenses
Advisory fee	2,268,380
Distribution Plan expenses
Class A	301,226
Class B	1,405,388
Class C	263,167
Administrative services fee	315,130
Transfer agent fees	1,571,881
Trustees' fees and expenses	6,156
Printing and postage expenses	81,022
Custodian and accounting fees	74,431
Registration and filing fees	65,678
Professional fees	17,353
Other	11,261

Total expenses	6,381,073
Less: Expense reductions	(1,078)
Expense reimbursements	(452)

Net expenses	6,379,543

Net investment loss	(413,337)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	39,260,711
Foreign currency related transactions	2,810

Net realized gains on securities and foreign currency related transactions	39,263,521
Net change in unrealized gains or losses on securities	64,465,231

Net realized and unrealized gains or losses on securities and foreign currency related transactions	103,728,752

Net increase in net assets resulting from operations	$ 103,315,415

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004		Year Ended
	(unaudited)		July 31, 2003

Operations
Net investment income (loss)		$ (413,337)		$ 1,449,914
Net realized gains on securities and foreign currency related transactions		39,263,521		19,283,118
Net change in unrealized gains or losses on securities and foreign currency related transactions		64,465,231		11,054,033

Net increase in net assets resulting from operations		103,315,415		31,787,065

Distributions to shareholders from
Net investment income
Class A		(27,507)		(529,435)
Class B		0		(168,543)
Class C		0		(7,009)
Class I		(115,867)		(774,297)
Net realized gains
Class A		(10,601,061)		0
Class B		(15,968,762)		0
Class C		(905,625)		0
Class I		(6,313,046)		0

Total distributions to shareholders		(33,931,868)		(1,479,284)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,343,587	28,345,555	901,937	16,744,013
Class B	226,878	4,532,897	318,689	5,602,275
Class C	97,601	1,946,342	151,273	2,677,751
Class I	343,881	7,378,823	869,641	15,940,617

		42,203,617		40,964,656

Net asset value of shares issued in reinvestment of distributions
Class A	518,564	10,269,091	28,310	500,223
Class B	806,957	15,186,926	9,583	159,826
Class C	39,556	744,435	335	5,596
Class I	273,686	5,498,850	34,487	626,399

		31,699,302		1,292,044

Automatic conversion of Class B shares to Class A shares
Class A	1,458,477	30,764,664	1,386,422	25,415,305
Class B	(1,530,720)	(30,764,664)	(1,448,146)	(25,415,305)

		0		0

Payment for shares redeemed
Class A	(1,198,975)	(25,323,417)	(1,616,353)	(29,342,491)
Class B	(1,625,251)	(32,612,425)	(3,804,193)	(65,753,705)
Class C	(446,871)	(9,060,226)	(220,959)	(3,840,057)
Class I	(950,850)	(20,140,892)	(2,345,093)	(43,339,885)

		(87,136,960)		(142,276,138)

Net asset value of shares issued in acquisition
Class A	7,245,794	148,176,855	0	0
Class B	7,339,862	142,615,063	0	0
Class C	6,572,651	127,715,256	0	0
Class I	196,167	4,065,539	0	0

		422,572,713		0

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	January 31, 2004	Year Ended
	(unaudited)	July 31, 2003

Capital share transactions continued
Net increase (decrease) in net assets resulting from capital share transactions	$ 409,338,672	$ (100,019,438)

Total increase (decrease) in net assets	478,722,219	(69,711,657)
Net assets
Beginning of period	470,408,425	540,120,082

End of period	$ 949,130,644	$ 470,408,425

Overdistributed net investment income (loss)	$ (630,462)	$ (73,751)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Growth and Income Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Foreign currency contracts

A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.725% and declining to 0.625% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended January 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $452.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2004, the transfer agent fees were equivalent to a rate of 0.50% of the Fund's average daily net assets (on an annualized basis).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2004, the Fund paid brokerage commissions of $18,466 to Wachovia Securities, LLC.

23

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net asset for Class B and Class C shares.

5. ACQUISITION

Effective on the close of business on December 5, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Capital Growth Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $33,299,246. The aggregate net assets of the Fund and Evergreen Capital Growth Fund immediately prior to the acquisition were $493,989,654 and $422,572,713, respectively. The aggregate net assets of the Fund immediately after the acquisition were $916,562,367.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $331,891,742 and $377,991,127, respectively, for the six months ended January 31, 2004.

During the six months ended January 31, 2004, the Fund loaned securities to certain brokers. At January 31, 2004, the value of securities on loan and the value of collateral amounted to $806,600 and $815,000, respectively. During the six months ended January 31, 2004, the Fund earned $17,419 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2004, the aggregate cost of securities for federal income tax purposes was $781,417,884. The gross unrealized appreciation and depreciation on securities based on tax cost was $176,672,717 and $3,137,441, respectively, with a net unrealized appreciation of $173,535,276.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2004, the Fund had no borrowings under this agreement.

11. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565221 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Large Cap Value Fund

Evergreen Large Cap Value Fund: Semiannual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Large Cap Value Fund, which covers the six-month period ended January 31, 2004.

We entered the most recent six-month period ended January 31, 2004 on the heels of one of the most volatile periods for interest rates in history. After impressive gains for the major equity market indices during the first half of 2003, the possibility of deflation, which had the potential to drive both prices and corporate profits significantly lower, grew as a concern for the capital markets.

The deflation concerns surfaced shortly before the start of the investment period. Federal Reserve Chairman Alan Greenspan stated that monetary policymakers were growing concerned about "the possibility of an unwelcome, substantial fall in inflation." Predictably, market interest rates declined, with the yield on the 10-year Treasury having fallen to a low of 3.1% in June. Yet during his semiannual testimony to congressional banking committees in July, the Fed Chairman openly discussed the potential for the U.S. economy to expand in excess of 4.5% during 2004. Market interest rates quickly surged with the yield on the 10-year climbing to 4.6% in late July. Over the course of six weeks, the yield on the 10-year Treasury had risen by 150 basis points.

Despite this turmoil in interest rates, equities largely held their ground during the summer months. Initially, it appeared that during the inflation scare investors were focusing on the short-term benefits of lower interest rates improving the relative valuation of their investments. Yet concerns regarding the longer-term prospects

1

LETTER TO SHAREHOLDERS continued

for lower profits never had time to materialize, since several positive fundamentals combined to support equities through the dog days of summer.

After achieving relative clarity on Iraq, equities were buoyed by the changes in fiscal legislation. The new tax laws regarding capital gains and dividends provided investors with the most attractive after-tax opportunity in more than sixty years. In addition, the changes in dividend taxation would likely provide companies with an incentive to issue more stock over debt, share profits more generously through tax advantaged dividend payouts and potentially enhance total return opportunities, as yield would likely become an increasingly larger component of total return going forward. Indeed, several large companies such as Microsoft initiated dividends for the first time.

The environment of low interest rates and enhanced fiscal incentives also resulted in stronger economic growth. Third quarter Gross Domestic Product (GDP) grew in excess of 8%, powered by personal consumption. The one time refund of child tax credit checks would help in the short-term, yet the incentives for business investment would enable the recovery to broaden over the long-term, enhancing the likelihood of a sustainable expansion. Business investment surged in the second half of 2003, led by spending on equipment and software. Smaller businesses were also taking advantage of investment incentives, potentially strengthening the long-term trends for employment growth.

This broadening of the economic recovery from personal consumption to capital investment had the desirable effect on corporate profitability. Enhanced by major cost cutting throughout the recession and early recovery, corporate earnings surged in the second half of the year, propelling the major equity market indices higher. These solid profits were augmented by conciliatory comments from Fed officials, frequently suggesting policy

2

LETTER TO SHAREHOLDERS continued

accommodation could last for a "considerable period." On this hope, and the attractive prospects for relative valuation, equities climbed higher through the new year.

Throughout the investment period, small cap stocks outperformed their larger brethren, as attractive valuations and superior earnings growth commanded significant attention from investors. Also, after a period of underperformance, value stocks began to catch up with growth indexes as the investment period concluded.

Considering these earnings prospects with improving trends for dividend growth, we believe the long-term opportunities remain favorable for diversified equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Edmond Choi
GMO U.S. Active Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 5/31/1989

	Class A	Class B	Class C	Class I
Class inception date	5/31/1989	1/6/2003	1/6/2003	1/6/2003

6-month return with sales charge	10.82%	12.16%	16.17%	N/A

6-month return w/o sales charge	17.59%	17.16%	17.17%	17.64%

Average annual return*

1 year with sales charge	26.51%	27.99%	32.03%	N/A

1 year w/o sales charge	34.19%	32.99%	33.03%	34.30%

5 year	3.79%	4.63%	4.85%	5.05%

10 year	10.26%	10.81%	10.81%	10.92%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Large Cap Value Fund Class A shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the fund's predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31, 2003[1]	Year Ended February 28,
CLASS A			2003[2]	2002[2,3]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$8.84	$7.76	$10.83	$11.37	$11.15	$15.73	$17.78
Income from investment operations
Net investment income	0.04	0.05	0.24	0.22	0.28	0.30	0.30
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.51	1.21	-2.59	0.03[4]	2.68	-0.78	0.43
Total from investment operations	1.55	1.26	-2.35	0.25	2.96	-0.48	0.73
Distributions to shareholders from
Net investment income	-0.04	-0.18	-0.12	-0.20	-0.29	-0.36	-0.31
Net realized gains	0	0	-0.60	-0.59	-2.45	-3.74	-2.47
Total distributions to shareholders	-0.04	-0.18	-0.72	-0.79	-2.74	-4.10	-2.78
Net asset value, end of period	$10.35	$8.84	$7.76	$10.83	$11.37	$11.15	$15.73
Total return[5]	17.59%	16.32%	-22.64%	2.17%	28.99%	-5.80%	3.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$33,875	$22,310	$17,730	$114,299	$116,067	$117,033	$223,937
Ratios to average net assets
Expenses[6]	1.24%[7]	1.17%[7]	0.78%	0.75%	0.75%	0.93%	0.95%
Net investment income	0.98%[7]	1.38%[7]	1.52%	1.97%	2.34%	1.79%	1.68%
Portfolio turnover rate	58%	56%	150%	72%	36%	32%	34%

[1]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[2]   Effective at the close of business on January 3, 2003, Evergreen Large Cap Value Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to January 6, 2003 are those of GMO Pelican Fund.

[3]   As required, effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and began amortizing premium on its fixed-income securities. The effect of this change for the year ended February 28, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02 and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

[4]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31, 2003[1,2]	Year Ended February 28, 2003[2,3]
CLASS B
Net asset value, beginning of period	$8.82	$7.76	$8.55
Income from investment operations
Net investment income	0.03	0.01	0
Net realized and unrealized gains or losses on securities and futures contracts	1.48	1.20	-0.79
Total from investment operations	1.51	1.21	-0.79
Distributions to shareholders from
Net investment income	0[4]	-0.15	0
Net asset value, end of period	$10.33	$8.82	$7.76
Total return[5]	17.16%	15.71%	-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,464	$5,790	$1,174
Ratios to average net assets
Expenses[6]	2.14%[7]	2.14%[7]	2.15%[7]
Net investment income	0.10%[7]	0.34%[7]	0.13%[7]
Portfolio turnover rate	58%	56%	150%

[1]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

[4]   Amount represents less than $0.005 per share.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31, 2003[1,2]	Year Ended February 28, 2003[2,3]
CLASS C
Net asset value, beginning of period	$8.83	$7.76	$8.55
Income from investment operations
Net investment income	0.03	0.01	0
Net realized and unrealized gains or losses on securities and futures contracts	1.49	1.20	-0.79
Total from investment operations	1.52	1.21	-0.79
Distributions to shareholders from
Net investment income	-0.01	-0.14	0
Net asset value, end of period	$10.34	$8.83	$7.76
Total return[4]	17.17%	15.73%	-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,022	$2,824	$144
Ratios to average net assets
Expenses[5]	2.15%[6]	2.16%[6]	2.14%[6]
Net investment income	0.08%[6]	0.29%[6]	0.25%[6]
Portfolio turnover rate	58%	56%	150%

[1]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31, 2003[2]	Year Ended February 28, 2003[1,3]
CLASS I
Net asset value, beginning of period	$8.84	$7.76	$8.55
Income from investment operations
Net investment income	0.05	0.09	0.01
Net realized and unrealized gains or losses on securities and futures contracts	1.51	1.17	-0.80
Total from investment operations	1.56	1.26	-0.79
Distributions to shareholders from
Net investment income	-0.05	-0.18	0
Net asset value, end of period	$10.35	$8.84	$7.76
Total return	17.64%	16.36%	-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,071	$476	$136
Ratios to average net assets
Expenses[4]	1.15%[5]	1.14%[5]	1.21%[5]
Net investment income	1.10%[5]	1.34%[5]	1.09%[5]
Portfolio turnover rate	58%	56%	150%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[3]   For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 91.0%
CONSUMER DISCRETIONARY 9.2%
Household Durables 1.8%
Centex Corp.	2,100	$ 222,390
D.R. Horton, Inc.	7,500	210,750
Lennar Corp., Class A	4,600	202,860
M/I Homes, Inc.	7,000	270,130
Ryland Group, Inc.	2,400	183,000
1,089,130
Media 3.5%
Omnicom Group, Inc.	2,800	230,720
Time Warner, Inc. *	78,900	1,386,273
Viacom, Inc., Class B	13,900	560,170
2,177,163
Multi-line Retail 1.5%
Dollar General Corp.	14,900	331,078
Federated Department Stores, Inc.	12,500	593,500
924,578
Specialty Retail 1.6%
Home Depot, Inc.	21,000	744,870
Sherwin-Williams Co.	8,300	280,042
1,024,912
Textiles, Apparel & Luxury Goods 0.8%
Jones Apparel Group, Inc.	14,800	504,236
CONSUMER STAPLES 8.1%
Beverages 1.6%
Constellation Brands, Inc. Class A	18,500	620,490
Pepsi Bottling Group, Inc.	14,300	379,093
999,583
Food & Staples Retailing 0.9%
CVS Corp.	8,200	292,904
Safeway, Inc. *	13,600	307,224
600,128
Food Products 1.8%
Sara Lee Corp.	52,200	1,112,904
Household Products 0.8%
Kimberly-Clark Corp.	8,900	525,634
Tobacco 3.0%
Altria Group, Inc.	33,400	1,856,706
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 8.4%
Energy Equipment & Services 0.8%
Tidewater, Inc.	15,300	$ 490,365
Oil & Gas 7.6%
Apache Corp.	15,000	577,200
ConocoPhillips	20,300	1,337,364
Exxon Mobil Corp.	28,600	1,166,594
Occidental Petroleum Corp.	31,100	1,369,955
Valero Energy Corp.	6,400	338,688
4,789,801
FINANCIALS 30.7%
Capital Markets 6.0%
Bear Stearns Companies, Inc.	3,700	304,695
J.P. Morgan Chase & Co.	34,300	1,333,927
Merrill Lynch & Co., Inc.	13,600	799,544
Morgan Stanley	22,800	1,327,188
3,765,354
Commercial Banks 7.0%
Bank of America Corp.	12,200	993,812
Bank One Corp.	20,000	1,012,200
Flagstar Bancorp, Inc.	14,300	331,474
FleetBoston Financial Corp.	10,500	468,090
National City Corp.	8,100	279,612
Regions Financial Corp.	7,300	273,750
Wells Fargo & Co.	18,000	1,033,380
4,392,318
Diversified Financial Services 3.5%
Citigroup, Inc.	43,900	2,172,172
Insurance 7.8%
Allstate Corp.	13,400	609,164
AON Corp.	12,500	307,125
CNA Financial Corp.	30,900	796,293
John Hancock Financial Services, Inc.	7,900	327,692
MetLife, Inc.	13,400	449,570
Old Republic International Corp.	23,500	607,945
Travelers Property Casualty Corp., Class A	70,600	1,282,096
UnumProvident Corp.	33,000	515,790
4,895,675
Thrifts & Mortgage Finance 6.4%
Fannie Mae	18,200	1,403,220
Freddie Mac	22,500	1,404,450
Washington Mutual, Inc.	26,100	1,156,230
3,963,900
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 9.4%
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	19,200	$ 559,680
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	7,300	468,003
McKesson Corp.	21,200	622,856
WellChoice, Inc.	10,800	395,280
1,486,139
Pharmaceuticals 6.1%
Merck & Co., Inc.	33,900	1,613,640
Pfizer, Inc.	60,100	2,201,463
3,815,103
INDUSTRIALS 6.4%
Aerospace & Defense 3.1%
Honeywell International, Inc.	34,900	1,260,588
Northrop Grumman Corp.	2,600	251,446
Raytheon Co.	14,500	442,395
1,954,429
Commercial Services & Supplies 2.1%
Cendant Corp.	53,900	1,220,835
IKON Office Solutions, Inc.	7,900	94,089
1,314,924
Road & Rail 0.7%
CSX Corp.	12,500	394,500
Trading Companies & Distributors 0.5%
W.W. Grainger, Inc.	6,400	308,096
INFORMATION TECHNOLOGY 5.4%
Computers & Peripherals 1.6%
Hewlett-Packard Co.	42,000	999,180
IT Services 0.9%
First Data Corp. (p)	14,600	571,736
Software 2.9%
FactSet Research Systems, Inc. (p)	7,800	296,790
Microsoft Corp.	53,900	1,490,335
1,787,125
MATERIALS 0.5%
Chemicals 0.5%
Cabot Corp.	9,800	308,504
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 6.4%
Diversified Telecommunication Services 6.4%
BellSouth Corp.	20,000	$ 584,600
SBC Communications, Inc.	64,600	1,647,300
Verizon Communications, Inc.	48,100	1,772,966
4,004,866
UTILITIES 6.5%
Electric Utilities 1.5%
American Electric Power Co., Inc.	28,400	927,260
Gas Utilities 2.2%
NiSource, Inc.	27,900	585,900
Sempra Energy	24,700	769,158
1,355,058
Multi-Utilities & Unregulated Power 2.8%
Duke Energy Corp.	42,700	927,871
El Paso Corp.	35,600	302,600
Williams Companies, Inc.	54,000	547,560
1,778,031
Total Common Stocks		56,849,190
SHORT-TERM INVESTMENTS 9.0%
MUTUAL FUND SHARES 9.0%
Evergreen Institutional Money Market Fund (o)	4,731,993	4,731,993
Navigator Prime Portfolio (pp)	882,350	882,350
Total Short-Term Investments		5,614,343
Total Investments (cost $55,847,313) 100.0%		62,463,533
Other Assets and Liabilities 0.0%		(30,578)
Net Assets 100.0%		$ 62,432,955
See Notes to Financial Statements

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (unaudited)

Assets
Identified cost of securities	$ 55,847,313
Net unrealized gains on securities	6,616,220

Market value of securities	62,463,533
Initial margin deposit	96,000
Receivable for Fund shares sold	631,804
Dividends receivable	111,299
Prepaid expenses and other assets	73,689

Total assets	63,376,325

Liabilities
Payable for Fund shares redeemed	24,242
Payable for securities on loan	882,350
Payable for daily variation margin on open futures contracts	450
Advisory fee payable	3,346
Distribution Plan expenses payable	1,534
Due to other related parties	11,569
Accrued expenses and other liabilities	19,879

Total liabilities	943,370

Net assets	$ 62,432,955

Net assets represented by
Paid-in capital	$ 67,668,908
Undistributed net investment income	45,349
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions
(11,878,711)
Net unrealized gains on securities and futures contracts	6,597,409

Total net assets	$ 62,432,955

Net assets consists of
Class A	$ 33,875,263
Class B	13,463,804
Class C	9,022,390
Class I	6,071,498

Total net assets	$ 62,432,955

Shares outstanding
Class A	3,272,532
Class B	1,303,072
Class C	872,388
Class I	586,474

Net asset value per share
Class A	$ 10.35
Class A -- Offering price (based on sales charge of 5.75%)	$ 10.98
Class B	$ 10.33
Class C	$ 10.34
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.44
Class I	$ 10.35

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (unaudited)

Investment income
Dividends	$ 515,866

Expenses
Advisory fee	208,185
Distribution Plan expenses
Class A	17,364
Class B	49,400
Class C	28,135
Administrative services fee	23,125
Transfer agent fees	51,573
Trustees' fees and expenses	192
Printing and postage expenses	11,299
Custodian and accounting fees	5,603
Registration and filing fees	23,602
Professional fees	5,754
Other	3,733

Total expenses	427,965
Less: Expense reductions	(52)
Fee waivers and expense reimbursements	(72,207)

Net expenses	355,706

Net investment income	160,160

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains on:
Securities	2,457,129
Futures contracts	271,866

Net realized gains on securities and futures contracts	2,728,995
Net change in unrealized gains or losses on securities and futures contracts	4,979,112

Net realized and unrealized gains or losses on securities and futures contracts	7,708,107

Net increase in net assets resulting from operations	$ 7,868,267

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004		Year Ended
	(unaudited)		July 31, 2003 (a)

Operations
Net investment income		$ 160,160		$ 116,064
Net realized gains on securities and futures contracts		2,728,995		175,984
Net change in unrealized gains or losses on securities and futures contracts		4,979,112		2,880,252

Net increase in net assets resulting from operations		7,868,267		3,172,300

Distributions to shareholders from
Net investment income
Class A		(120,768)		(392,449)
Class B		(3,099)		(48,026)
Class C		(4,128)		(12,726)
Class I		(16,544)		(6,297)

Total distributions to shareholders		(144,539)		(459,498)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,322,981	12,508,747	633,174	5,535,521
Class B	813,544	7,615,588	515,003	4,420,933
Class C	589,622	5,565,900	309,114	2,693,725
Class I	543,962	5,081,959	36,138	307,170

		30,772,194		12,957,349

Net asset value of shares issued in reinvestment of distributions
Class A	11,720	112,518	42,404	357,242
Class B	297	2,873	5,329	46,117
Class C	382	3,749	1,321	11,635
Class I	598	5,858	574	4,867

		124,998		419,861

Automatic conversion of Class B shares to Class A shares
Class A	21,125	198,194	7,925	70,319
Class B	(21,170)	(198,194)	(7,939)	(70,319)

		0		0

Payment for shares redeemed
Class A	(607,573)	(5,716,201)	(444,271)	(3,727,407)
Class B	(145,735)	(1,400,603)	(7,651)	(62,308)
Class C	(37,334)	(355,713)	(9,338)	(81,836)
Class I	(11,998)	(115,975)	(309)	(2,700)

		(7,588,492)		(3,874,251)

Net increase in net assets resulting from capital share transactions		23,308,700		9,502,959

Total increase in net assets		31,032,428		12,215,761
Net assets
Beginning of period		31,400,527		19,184,766

End of period		$ 62,432,955		$ 31,400,527

Undistributed net investment income		$ 45,349		$ 29,728

(a) For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS  continued

	Year Ended
	February 28, 2003 (a)(b)

Operations
Net investment income		$ 1,253,891
Net realized losses on securities and futures contracts		(13,696,340)
Net change in unrealized gains or losses on securities and futures contracts		(9,262,462)

Net decrease in net assets resulting from operations		(21,704,911)

Distributions to shareholders from
Net investment income
Class A		(1,286,292)
Net realized gains
Class A		(6,011,756)

Total distributions to shareholders		(7,298,048)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	658,598	6,466,581
Class B	151,654	1,212,146
Class C	20,039	158,103
Class I	17,509	136,479

		7,973,309

Net asset value of shares issued in reinvestment of distributions
Class A	784,544	7,158,845

		7,158,845

Automatic conversion of Class B shares to Class A shares
Class A	138	1,073
Class B	(138)	(1,073)

		0

Payment for shares redeemed
Class A	(9,712,567)	(81,231,841)
Class B	(122)	(955)
Class C	(1,418)	(10,964)

		(81,243,760)

Net decrease in net assets resulting from capital share transactions		(66,111,606)

Total decrease in net assets		(95,114,565)
Net assets
Beginning of period		114,299,331

End of period		$ 19,184,766

Undistributed net investment income		$ 373,162

(a) For Classes B, C and I, for the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
(b) Effective at the close of business on January 3, 2003, Evergreen Large Cap Value Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Large Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.90% of the Fund's average daily net assets.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended January 31, 2004, EIMC waived its fee in the amount of $69,313 and reimbursed expenses relating to Class A shares in the amount of $2,894, which represents 0.30% of the Fund's average daily net assets and 0.02% of the average daily net assets of Class A shares, respectively, (on an annualized basis). Total amounts subject to recoupment as of January 31, 2004 were $162,322.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2004, the transfer agent fees were equivalent to a rate of 0.22% of the Fund's average daily net assets (on an annualized basis).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2004, the Fund paid brokerage commissions of $4,532 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares. Class A assets received from GMO Pelican Fund are not assessed a distribution fee.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $47,264,082 and $23,682,644, respectively, for the six months ended January 31, 2004.

During the six months ended January 31, 2004, the Fund loaned securities to certain brokers. At January 31, 2004, the value of securities on loan and the value of collateral amounted to

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

$868,526 and $882,350, respectively. During the six months ended January 31, 2004, the Fund earned $475 in income from securities lending which is included in dividend income on the Statement of Operations.

At January 31, 2004, the Fund had open futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2004	Loss

March 2004	6 S&P 500 Index	$1,713,661	$1,694,850	$18,811

At January 31, 2004, the Fund had an initial margin deposit of $96,000 as cash collateral to cover the initial margin requirement for open futures contracts.

On January 31, 2004, the aggregate cost of securities for federal income tax purposes was $56,507,651. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,150,571 and $194,689, respectively, with a net unrealized appreciation of $5,955,882.

As of July 31, 2003 the Fund had $13,871,022 in capital loss carryovers for federal income tax purposes with $6,977,338 expiring in 2010 and $6,893,684 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567762   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Mid Cap Value Fund

Evergreen Mid Cap Value Fund: Semiannual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Mid Cap Value Fund, which covers the six-month period ended January 31, 2004.

We entered the most recent six-month period ended January 31, 2004 on the heels of one of the most volatile periods for interest rates in history. After impressive gains for the major equity market indices during the first half of 2003, the possibility of deflation, which had the potential to drive both prices and corporate profits significantly lower, grew as a concern for the capital markets.

The deflation concerns surfaced shortly before the start of the investment period. Federal Reserve Chairman Alan Greenspan stated that monetary policymakers were growing concerned about "the possibility of an unwelcome, substantial fall in inflation." Predictably, market interest rates declined, with the yield on the 10-year Treasury having fallen to a low of 3.1% in June. Yet during his semiannual testimony to congressional banking committees in July, the Fed Chairman openly discussed the potential for the U.S. economy to expand in excess of 4.5% during 2004. Market interest rates quickly surged with the yield on the 10-year climbing to 4.6% in late July. Over the course of six weeks, the yield on the 10-year Treasury had risen by 150 basis points.

Despite this turmoil in interest rates, equities largely held their ground during the summer months. Initially, it appeared that during the inflation scare investors were focusing on the short-term benefits of lower interest rates improving the relative valuation of their investments. Yet concerns regarding the longer-term prospects

1

LETTER TO SHAREHOLDERS continued

for lower profits never had time to materialize, since several positive fundamentals combined to support equities through the dog days of summer.

After achieving relative clarity on Iraq, equities were buoyed by the changes in fiscal legislation. The new tax laws regarding capital gains and dividends provided investors with the most attractive after-tax opportunity in more than sixty years. In addition, the changes in dividend taxation would likely provide companies with an incentive to issue more stock over debt, share profits more generously through tax advantaged dividend payouts and potentially enhance total return opportunities, as yield would likely become an increasingly larger component of total return going forward. Indeed, several large companies such as Microsoft initiated dividends for the first time.

The environment of low interest rates and enhanced fiscal incentives also resulted in stronger economic growth. Third quarter Gross Domestic Product (GDP) grew in excess of 8%, powered by personal consumption. The one time refund of child tax credit checks would help in the short-term, yet the incentives for business investment would enable the recovery to broaden over the long-term, enhancing the likelihood of a sustainable expansion. Business investment surged in the second half of 2003, led by spending on equipment and software. Smaller businesses were also taking advantage of investment incentives, potentially strengthening the long-term trends for employment growth.

This broadening of the economic recovery from personal consumption to capital investment had the desirable effect on corporate profitability. Enhanced by major cost cutting throughout the recession and early recovery, corporate earnings surged in the second half of the year, propelling the major equity market indices higher. These solid profits were augmented by conciliatory comments from Fed officials, frequently suggesting policy

2

LETTER TO SHAREHOLDERS continued

accommodation could last for a "considerable period." On this hope, and the attractive prospects for relative valuation, equities climbed higher through the new year.

Throughout the investment period, small cap stocks outperformed their larger brethren, as attractive valuations and superior earnings growth commanded significant attention from investors. Also, after a period of underperformance, value stocks began to catch up with growth indexes as the investment period concluded.

Considering these earnings prospects with improving trends for dividend growth, we believe the long-term opportunities remain favorable for diversified equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

James L. Kaplan, Ph.D.
J.L. Kaplan Associates, LLC
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/31/1997

	Class A	Class B	Class C	Class I
Class inception date	4/25/2003	4/25/2003	4/25/2003	12/31/1997

6-month return with sales charge	6.59%	7.70%	11.71%	N/A

6-month return w/o sales charge	13.07%	12.70%	12.71%	13.21%

Average annual return*

1 year with sales charge	26.37%	28.59%	32.50%	N/A

1 year w/o sales charge	34.03%	33.59%	33.50%	34.30%

5 year	7.21%	8.12%	8.40%	8.53%

Since portfolio inception	5.20%	6.17%	6.16%	6.26%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Mid Cap Value Fund Class A shares,1 versus a similar investment in the Russell Mid Cap Value Index (Russell Mid Cap Value) and the Consumer Price Index (CPI).

The Russell Mid Cap Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/28/2003 is based on the performance of the Institutional shares of the fund's predecessor fund, Undiscovered Managers Mid Cap Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31, 2003[1,2]
CLASS A
Net asset value, beginning of period	$13.49	$11.71
Income from investment operations
Net investment loss	-0.01	-0.01
Net realized and unrealized gains or losses on securities	1.76	1.79
Total from investment operations	1.75	1.78
Distributions to shareholders from
Net realized gains	-0.32	0
Net asset value, end of period	$14.92	$13.49
Total return[3]	13.07%	15.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,579	$44
Ratios to average net assets
Expenses[4]	1.61%[5]	1.74%[5]
Net investment loss	-0.20%[5]	-0.22%[5]
Portfolio turnover rate	12%	25%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31, 2003[1,2]
CLASS B
Net asset value, beginning of period	$13.49	$11.71
Income from investment operations
Net investment loss	-0.07	-0.04
Net realized and unrealized gains or losses on securities	1.77	1.82
Total from investment operations	1.70	1.78
Distributions to shareholders from
Net realized gains	-0.32	0
Net asset value, end of period	$14.87	$13.49
Total return[3]	12.70%	15.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,009	$178
Ratios to average net assets
Expenses[4]	2.31%[5]	2.43%[5]
Net investment loss	-0.91%[5]	-1.26%[5]
Portfolio turnover rate	12%	25%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31, 2003[1,2]
CLASS C
Net asset value, beginning of period	$13.48	$11.71
Income from investment operations
Net investment loss	-0.07	-0.05
Net realized and unrealized gains or losses on securities	1.77	1.82
Total from investment operations	1.70	1.77
Distributions to shareholders from
Net realized gains	-0.32	0
Net asset value, end of period	$14.86	$13.48
Total return[3]	12.71%	15.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,960	$14
Ratios to average net assets
Expenses[4]	2.31%[5]	2.40%[5]
Net investment loss	-0.91%[5]	-1.46%[5]
Portfolio turnover rate	12%	25%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)[1]
		Year Ended July 31, 2003[1,2,3]	Year Ended August 31,
CLASS I			2002[1,2]	2001[1,2]	2000[1,2]	1999[1,2]	1998[1,2,4]
Net asset value, beginning of period	$13.50	$12.40	$13.29	$12.50	$12.48	$9.76	$12.50
Income from investment operations
Net investment income	0.01	0.01	0.01	0.09	0.11	0.06	0.03
Net realized and unrealized gains or losses on securities	1.76	1.27	-0.41	1.22	0.58	2.86	-2.77
Total from investment operations	1.77	1.28	-0.40	1.31	0.69	2.92	-2.74
Distributions to shareholders from
Net investment income	0	-0.02	-0.09	-0.07	-0.08	-0.08	0
Net realized gains	-0.32	-0.16	-0.40	-0.45	-0.59	-0.12	0
Total distributions to shareholders	-0.32	-0.18	-0.49	-0.52	-0.67	-0.20	0
Net asset value, end of period	$14.95	$13.50	$12.40	$13.29	$12.50	$12.48	$9.76
Total return	13.21%	10.49%	-3.17%	10.99%	5.99%	30.11%	-21.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,454	$2,048	$6,118	$6,003	$5,381	$1,628	$925
Ratios to average net assets
Expenses[5]	1.29%[6]	1.30%[6]	1.30%	1.30%	1.30%	1.30%	1.30%[6]
Net investment income	0.16%[6]	0.12%[6]	0.08%	0.69%	1.10%	0.45%	0.58%[6]
Portfolio turnover rate	12%	25%	34%	42%	112%	74%	74%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on April 25, 2003, Evergreen Mid Cap Value Fund acquired the net assets of Undiscovered Managers Mid Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Undiscovered Managers Fund Institutional Class.

[3]   For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[4]   For the period from December 31, 1997 (commencement of class operations) to August 31, 1998.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 89.1%
CONSUMER DISCRETIONARY 13.9%
Auto Components 2.4%
Lear Corp.	5,200	$ 341,432
Hotels, Restaurants & Leisure 1.6%
Outback Steakhouse, Inc.	5,000	221,700
Household Durables 6.5%
Black & Decker Corp.	6,200	317,750
D.R. Horton, Inc.	10,050	282,405
Lennar Corp., Class A	4,200	185,220
Maytag Corp.	4,400	126,016
911,391
Media 1.7%
Knight-Ridder, Inc.	3,100	238,452
Specialty Retail 1.7%
Ross Stores, Inc.	8,500	237,575
CONSUMER STAPLES 10.2%
Food Products 5.7%
ConAgra Foods, Inc.	9,600	249,024
Dean Foods Co. *	8,800	281,600
Smithfield Foods, Inc. *	11,900	273,819
804,443
Household Products 4.5%
Clorox Co.	5,700	278,616
Energizer Holdings, Inc. *	8,300	344,367
622,983
ENERGY 5.5%
Energy Equipment & Services 1.9%
Pride International, Inc. *	14,500	273,325
Oil & Gas 3.6%
Apache Corp.	6,400	246,272
EOG Resources, Inc.	5,600	253,680
499,952
FINANCIALS 19.4%
Commercial Banks 9.9%
Charter One Financial, Inc.	8,800	318,648
Compass Bancshares, Inc.	5,900	232,578
Mercantile Bankshares Corp.	5,300	231,557
Sky Financial Group, Inc.	10,900	296,153
South Financial Group, Inc.	10,400	308,776
1,387,712
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.8%
Old Republic International Corp.	11,400	$ 294,918
RenaissanceRe Holdings, Ltd.	4,900	252,644
St. Paul Companies, Inc.	6,300	265,419
812,981
Thrifts & Mortgage Finance 3.7%
Independence Community Bank Corp.	7,800	301,470
Radian Group, Inc.	4,700	218,832
520,302
HEALTH CARE 8.6%
Health Care Equipment & Supplies 4.7%
Becton Dickinson & Co.	8,300	373,998
DENTSPLY International, Inc.	6,700	281,400
655,398
Health Care Providers & Services 3.9%
Lincare Holdings, Inc. *	7,500	241,350
Oxford Health Plans, Inc.	6,400	308,480
549,830
INDUSTRIALS 16.3%
Commercial Services & Supplies 3.6%
Dun & Bradstreet Corp. *	4,800	239,568
Valassis Communications, Inc. *	8,400	257,040
496,608
Electrical Equipment 1.7%
Cooper Industries, Ltd., Class A	4,300	242,090
Industrial Conglomerates 1.8%
Textron, Inc.	4,700	250,416
Machinery 7.5%
Crane Co.	7,900	237,316
ITT Industries, Inc.	3,500	260,890
Pentair, Inc.	6,200	283,216
SPX Corp. *	4,700	266,678
1,048,100
Road & Rail 1.7%
Norfolk Southern Corp.	10,800	240,840
INFORMATION TECHNOLOGY 12.0%
Computers & Peripherals 4.2%
Imation Corp.	9,300	340,845
Seagate Technology	15,500	252,650
593,495
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 4.0%
Arrow Electronics, Inc. *	11,400	$ 305,064
Vishay Intertechnology, Inc. *	11,100	257,964
563,028
IT Services 2.2%
Unisys Corp. *	21,700	300,328
Software 1.6%
Reynolds & Reynolds Co., Class A	8,300	220,863
MATERIALS 3.2%
Chemicals 3.2%
Engelhard Corp.	7,800	221,286
PPG Industries, Inc.	3,900	227,097
448,383
Total Common Stocks		12,481,627
SHORT-TERM INVESTMENTS 9.7%
MUTUAL FUND SHARES 9.7%
Evergreen Institutional Money Market Fund (o)	1,352,164	1,352,164
Total Investments (cost $12,828,548) 98.8%		13,833,791
Other Assets and Liabilities 1.2%		168,317
Net Assets 100.0%		$ 14,002,108

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (unaudited)

Assets
Identified cost of securities	$ 11,476,384
Investment in affiliate	1,352,164
Net unrealized gains on securities	1,005,243

Market value of securities	13,833,791
Receivable for Fund shares sold	120,937
Dividends receivable	9,262
Receivable from investment advisor	16
Prepaid expenses and other assets	60,747

Total assets	14,024,753

Liabilities
Distribution Plan expenses payable	461
Due to related parties	457
Accrued expenses and other liabilities	21,727

Total liabilities	22,645

Net assets	$ 14,002,108

Net assets represented by
Paid-in capital	$ 12,964,366
Undistributed net investment loss	(9,500)
Accumulated net realized gains on securities	41,999
Net unrealized gains on securities	1,005,243

Total net assets	$ 14,002,108

Net assets consists of
Class A	$ 2,579,108
Class B	2,008,991
Class C	2,959,889
Class I	6,454,120

Total net assets	$ 14,002,108

Shares outstanding
Class A	172,810
Class B	135,123
Class C	199,175
Class I	431,672

Net asset value per share
Class A	$ 14.92
Class A -- Offering price (based on sales charge of 5.75%)	$ 15.83
Class B	$ 14.87
Class C	$ 14.86
Class C -- Offering price (based on sales charge of 1.00%)	$ 15.01
Class I	$ 14.95

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (unaudited)

Investment income
Dividends	$ 47,054
Income from affiliate	4,980

Total investment income	52,034

Expenses
Advisory fee	34,657
Distribution Plan expenses
Class A	1,928
Class B	5,000
Class C	7,181
Administrative services fee	3,648
Transfer agent fees	6,298
Trustees' fees and expenses	35
Printing and postage expenses	15,050
Custodian and accounting fees	1,072
Registration and filing fees	32,109
Professional fees	9,231
Other	3,777

Total expenses	119,986
Less: Expense reductions	(15)
Fee waivers and expense reimbursements	(58,437)

Net expenses	61,534

Net investment loss	(9,500)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	121,370
Net change in unrealized gains or losses on securities	749,448

Net realized and unrealized gains or losses on securities	870,818

Net increase in net assets resulting from operations	$ 861,318

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004		Year Ended
	(unaudited)		July 31, 2003 (a) (b)

Operations
Net investment income (loss)		$ (9,500)		$ 6,248
Net realized gains on securities		121,370		397,787
Net change in unrealized gains or losses on securities		749,448		191,940

Net increase in net assets resulting from operations		861,318		595,975

Distributions to shareholders from
Net investment income
Class I		0		(8,867)
Net realized gains
Class A		(31,962)		0
Class B		(25,151)		0
Class C		(37,981)		0
Class I		(50,940)		(76,565)

Total distributions to shareholders		(146,034)		(85,432)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	176,778	2,517,288	3,409	45,393
Class B	125,669	1,794,559	13,536	180,033
Class C	198,452	2,812,077	1,088	14,172
Class I	307,212	4,427,827	38,993	463,976

		11,551,751		703,574

Net asset value of shares issued in reinvestment of distributions
Class A	1,915	27,058	0	0
Class B	1,532	21,601	0	0
Class C	2,475	34,872	0	0
Class I	2,885	40,825	7,192	85,296

		124,356		85,296

Automatic conversion of Class B shares to Class A shares
Class A	1,597	23,538	0	0
Class B	(1,602)	(23,538)	0	0

		0		0

Payment for shares redeemed
Class A	(10,749)	(158,241)	(140)	(1,896)
Class B	(3,679)	(53,605)	(333)	(4,478)
Class C	(2,821)	(40,868)	(19)	(252)
Class I	(30,113)	(420,822)	(387,727)	(5,126,817)

		(673,536)		(5,133,443)

Net increase (decrease) in net assets resulting from capital share transactions		11,002,571		(4,344,573)

Total increase (decrease) in net assets		11,717,855		(3,834,030)
Net assets
Beginning of period		2,284,253		6,118,283

End of period		$ 14,002,108		$ 2,284,253

Undistributed net investment income (loss)		$ (9,500)		$ 0

(a) For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.
(b) For Classes A, B and C, for the period from April 25, 2003 (commencement of class operations), to July 31, 2003.
See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	August 31, 2002 (a)

Operations
Net investment income		$ 5,261
Net realized losses on securities		(18,468)
Net change in unrealized gains or losses on securities		(211,448)

Net decrease in net assets resulting from operations		(224,655)

Distributions to shareholders from
Net investment income -- Class I		(42,161)
Net realized gains -- Class I		(181,372)

Total distributions to shareholders		(223,533)

	Shares
Capital share transactions
Proceeds from shares sold -- Class I	39,767	518,575
Net asset value of shares issued in reinvestment of distributions -- Class I	16,615	217,818
Payment for shares redeemed -- Class I	(14,682)	(172,847)

Net increase in net assets resulting from capital share transactions		563,546

Total increase in net assets		115,358
Net assets
Beginning of period		6,002,925

End of period		$ 6,118,283

Undistributed net investment income		$ 8,865

(a) Effective at the close of business on April 25, 2003, Evergreen Mid Cap Value Fund acquired the net assets of Undiscovered Managers Mid Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Mid Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund's average daily net assets.

J.L. Kaplan Associates, LLC ("Kaplan"), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended January 31, 2004, EIMC waived its fee in the amount of $34,657 and reimbursed expenses in the amount of $23,780 which combined represents 1.60% of the Fund's average daily net assets (on an annualized basis). Total amounts subject to recoupment as of January 31, 2004 were $123,740.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $10,486,032 and $729,669, respectively, for the six months ended January 31, 2004.

On January 31, 2004, the aggregate cost of securities for federal income tax purposes was $12,840,331. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,095,234 and $101,774, respectively, with a net unrealized appreciation of $993,460.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2004, the Fund had no borrowings under this agreement.

10. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

569070   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Small Cap Value Fund

Evergreen Small Cap Value Fund: Semiannual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Small Cap Value Fund, which covers the six-month period ended January 31, 2004.

We entered the most recent six-month period ended January 31, 2004 on the heels of one of the most volatile periods for interest rates in history. After impressive gains for the major equity market indices during the first half of 2003, the possibility of deflation, which had the potential to drive both prices and corporate profits significantly lower, grew as a concern for the capital markets.

The deflation concerns surfaced shortly before the start of the investment period. Federal Reserve Chairman Alan Greenspan stated that monetary policymakers were growing concerned about "the possibility of an unwelcome, substantial fall in inflation." Predictably, market interest rates declined, with the yield on the 10-year Treasury having fallen to a low of 3.1% in June. Yet during his semiannual testimony to congressional banking committees in July, the Fed Chairman openly discussed the potential for the U.S. economy to expand in excess of 4.5% during 2004. Market interest rates quickly surged with the yield on the 10-year climbing to 4.6% in late July. Over the course of six weeks, the yield on the 10-year Treasury had risen by 150 basis points.

Despite this turmoil in interest rates, equities largely held their ground during the summer months. Initially, it appeared that during the inflation scare investors were focusing on the short-term benefits of lower interest rates improving the relative valuation of their investments. Yet concerns regarding the longer-term prospects

1

LETTER TO SHAREHOLDERS continued

for lower profits never had time to materialize, since several positive fundamentals combined to support equities through the dog days of summer.

After achieving relative clarity on Iraq, equities were buoyed by the changes in fiscal legislation. The new tax laws regarding capital gains and dividends provided investors with the most attractive after-tax opportunity in more than sixty years. In addition, the changes in dividend taxation would likely provide companies with an incentive to issue more stock over debt, share profits more generously through tax advantaged dividend payouts and potentially enhance total return opportunities, as yield would likely become an increasingly larger component of total return going forward. Indeed, several large companies such as Microsoft initiated dividends for the first time.

The environment of low interest rates and enhanced fiscal incentives also resulted in stronger economic growth. Third quarter Gross Domestic Product (GDP) grew in excess of 8%, powered by personal consumption. The one time refund of child tax credit checks would help in the short-term, yet the incentives for business investment would enable the recovery to broaden over the long-term, enhancing the likelihood of a sustainable expansion. Business investment surged in the second half of 2003, led by spending on equipment and software. Smaller businesses were also taking advantage of investment incentives, potentially strengthening the long-term trends for employment growth.

This broadening of the economic recovery from personal consumption to capital investment had the desirable effect on corporate profitability. Enhanced by major cost cutting throughout the recession and early recovery, corporate earnings surged in the second half of the year, propelling the major equity market indices higher. These solid profits were augmented by conciliatory comments from Fed officials, frequently suggesting policy

2

LETTER TO SHAREHOLDERS continued

accommodation could last for a "considerable period." On this hope, and the attractive prospects for relative valuation, equities climbed higher through the new year.

Throughout the investment period, small cap stocks outperformed their larger brethren, as attractive valuations and superior earnings growth commanded significant attention from investors. Also, after a period of underperformance, value stocks began to catch up with growth indexes as the investment period concluded.

Considering these earnings prospects with improving trends for dividend growth, we believe the long-term opportunities remain favorable for diversified equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

James L. Kaplan, Ph.D.
J.L. Kaplan Associates, LLC
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/30/1997

	Class A	Class B	Class C	Class I
Class inception date	7/31/1998	4/25/2003	4/25/2003	12/30/1997

6-month return with sales charge	10.94%	12.36%	16.40%	N/A

6-month return w/o sales charge	17.71%	17.36%	17.40%	17.97%

Average annual return*

1 year with sales charge	32.87%	35.50%	39.63%	N/A

1 year w/o sales charge	40.95%	40.50%	40.63%	41.53%

5 year	12.20%	13.54%	13.80%	13.94%

Since portfolio inception	9.93%	11.58%	11.60%	11.72%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Small Cap Value Fund Class A shares,1 versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund's predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31, 2003[1,2]	Year Ended August 31,
CLASS A			2002[1]	2001[1]	2000[1]	1999[1]	1998[1,3]
Net asset value, beginning of period	$18.50	$16.72	$17.51	$14.89	$13.52	$10.91	$13.45
Income from investment operations
Net investment income (loss)	-0.06	-0.10	-0.14	-0.06	-0.06	-0.07	0
Net realized and unrealized gains or losses on securities	3.29	1.91	-0.16	3.46	1.61	2.74	-2.54
Total from investment operations	3.23	1.81	-0.30	3.40	1.55	2.67	-2.54
Distributions to shareholders from
Net investment income	0	0	0	0	0	-0.01	0[4]
Net realized gains	-0.51	-0.03	-0.49	-0.78	-0.18	-0.05	0
Total distributions to shareholders	-0.51	-0.03	-0.49	-0.78	-0.18	-0.06	0
Net asset value, end of period	$21.22	$18.50	$16.72	$17.51	$14.89	$13.52	$10.91
Total return[5]	17.71%	10.86%	-1.76%	23.94%	11.65%	24.51%	-18.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$46,086	$35,905	$26,335	$8,922	$5,179	$957	$31
Ratios to average net assets
Expenses[6]	1.65%[7]	1.76%[7]	1.75%	1.75%	1.75%	1.75%	1.40%[7]
Net investment income (loss)	-0.60%[7]	-0.70%[7]	-0.80%	-0.38%	-0.48%	-0.50%	0.15%[7]
Portfolio turnover rate	25%	27%	31%	52%	58%	56%	10%

[1]   Effective on the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Investor Class shares of Undiscovered Managers Fund.

[2]   For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[3]   For the period from July 31, 1998 (commencement of class operations), to August 31, 1998.

[4]   Amount represents less than $0.005 per share.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31, 2003[1,2]
CLASS B
Net asset value, beginning of period	$18.76	$16.21
Income from investment operations
Net investment loss	-0.07	-0.06
Net realized and unrealized gains or losses on securities	3.28	2.61
Total from investment operations	3.21	2.55
Distributions to shareholders from
Net realized gains	-0.51	0
Net asset value, end of period	$21.46	$18.76
Total return[3]	17.36%	15.73%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,468	$163
Ratios to average net assets
Expenses[4]	2.33%[5]	2.47%[5]
Net investment loss	-1.31%[5]	-1.40%[5]
Portfolio turnover rate	25%	27%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31, 2003[1,2]
CLASS C
Net asset value, beginning of period	$18.77	$16.21
Income from investment operations
Net investment loss	-0.06	-0.05
Net realized and unrealized gains or losses on securities	3.28	2.61
Total from investment operations	3.22	2.56
Distributions to shareholders from
Net realized gains	-0.51	0
Net asset value, end of period	$21.48	$18.77
Total return[3]	17.40%	15.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,719	$11
Ratios to average net assets
Expenses[4]	2.34%[5]	2.39%[5]
Net investment loss	-1.34%[5]	-1.29%[5]
Portfolio turnover rate	25%	27%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31, 2003[1,2]	Year Ended August 31,
CLASS I			2002[1]	2001[1]	2000[1]	1999[1]	1998[1,3]
Net asset value, beginning of period	$18.80	$16.94	$17.67	$14.97	$13.54	$10.90	$12.50
Income from investment operations
Net investment income (loss)	-0.03	-0.05	-0.08	0	0	-0.01	0
Net realized and unrealized gains or losses on securities	3.36	1.94	-0.16	3.48	1.61	2.72	-1.60
Total from investment operations	3.33	1.89	-0.24	3.48	1.61	2.71	-1.60
Distributions to shareholders from
Net investment income	0	0	0	0[4]	0[4]	-0.02	0[4]
Net realized gains	-0.51	-0.03	-0.49	-0.78	-0.18	-0.05	0
Total distributions to shareholders	-0.51	-0.03	-0.49	-0.78	-0.18	-0.07	0
Net asset value, end of period	$21.62	$18.80	$16.94	$17.67	$14.97	$13.54	$10.90
Total return	17.97%	11.19%	-1.40%	24.37%	12.08%	24.89%	-12.80%
Ratios and supplemental data
Net assets, end of period (thousands)	$220,082	$154,397	$108,157	$73,217	$29,171	$20,038	$13,849
Ratios to average net assets
Expenses[5]	1.31%[6]	1.40%[6]	1.40%	1.40%	1.40%	1.40%	1.40%[6]
Net investment income (loss)	-0.26%[6]	-0.35%[6]	-0.45%	-0.03%	0.00%	-0.11%	0.15%[6]
Portfolio turnover rate	25%	27%	31%	52%	58%	56%	10%

[1]   Effective on the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class shares of Undiscovered Managers Fund.

[2]   For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[3]   For the period from December 30, 1997 (commencement of class operations), to August 31, 1998.

[4]   Amount represents less than $0.005 per share.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 90.1%
CONSUMER DISCRETIONARY 13.9%
Auto Components 0.8%
Arvinmeritor, Inc.	100,000	$ 2,220,000
Hotels, Restaurants & Leisure 1.9%
Applebee's International, Inc.	60,000	2,287,200
Ryan's Family Steak Houses, Inc. *	170,000	2,793,100
5,080,300
Household Durables 1.2%
Furniture Brands International, Inc.	110,000	3,368,200
Leisure Equipment & Products 1.9%
Callaway Golf Co.	295,000	5,283,450
Media 1.2%
Journal Register Co. *	150,000	3,166,500
Multi-line Retail 0.7%
Shopko Stores, Inc.	130,000	1,830,400
Specialty Retail 6.2%
Foot Locker, Inc.	375,000	9,277,500
Group 1 Automotive, Inc. *	118,300	4,348,708
Ross Stores, Inc.	111,800	3,124,810
16,751,018
CONSUMER STAPLES 3.7%
Food Products 3.0%
Chiquita Brands International, Inc.	210,000	4,998,000
Smithfield Foods, Inc. *	137,000	3,152,370
8,150,370
Household Products 0.7%
Rayovac Corp. *	80,000	1,920,000
ENERGY 3.8%
Energy Equipment & Services 1.1%
Pride International, Inc. *	150,000	2,827,500
Oil & Gas 2.7%
Cimarex Energy Co. *	125,000	3,297,500
Tom Brown, Inc. *	100,000	3,110,000
Vintage Petroleum, Inc.	80,000	1,001,600
7,409,100
FINANCIALS 20.6%
Commercial Banks 5.9%
First State Bancorporation	90,000	2,928,600
Prosperity Bancshares, Inc.	190,000	4,493,500
Republic Bancorp, Inc.	68,293	924,004
Sky Financial Group, Inc.	100,000	2,717,000
South Financial Group, Inc.	170,000	5,047,300
16,110,404
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

FINANCIALS continued
Insurance 5.6%
Arthur J. Gallagher & Co.	110,000	$ 3,440,800
HCC Insurance Holdings, Inc.	115,000	3,542,000
RenaissanceRe Holdings, Ltd.	63,000	3,248,280
RLI Corp.	120,000	4,876,800
15,107,880
Real Estate 3.4%
First Industrial Realty Trust, Inc. REIT	100,000	3,658,000
WCI Communities, Inc. *	250,000	5,462,500
9,120,500
Thrifts & Mortgage Finance 5.7%
Independence Community Bank Corp.	100,000	3,865,000
Radian Group, Inc.	55,000	2,560,800
Sovereign Bancorp, Inc.	155,000	3,504,550
Webster Financial Corp.	110,000	5,538,500
15,468,850
HEALTH CARE 7.7%
Health Care Equipment & Supplies 3.2%
Cooper Companies, Inc.	130,000	6,292,000
Datascope Corp.	3,500	121,975
Vital Signs, Inc.	65,000	2,307,500
8,721,475
Health Care Providers & Services 4.5%
Coventry Health Care, Inc. *	80,000	5,304,000
Lincare Holdings, Inc. *	110,000	3,539,800
Oxford Health Plans, Inc.	70,000	3,374,000
12,217,800
INDUSTRIALS 23.1%
Aerospace & Defense 1.0%
Herley Industries, Inc. *	127,700	2,781,306
Building Products 2.6%
American Woodmark Corp.	70,000	4,364,500
Apogee Enterprises, Inc.	220,000	2,580,600
6,945,100
Commercial Services & Supplies 5.2%
Banta Corp.	60,800	2,796,800
FTI Consulting, Inc. *	240,000	3,600,000
United Stationers, Inc. *	89,000	3,531,520
Valassis Communications, Inc. *	135,000	4,131,000
14,059,320
Construction & Engineering 1.6%
Granite Construction, Inc.	210,000	4,477,200
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

INDUSTRIALS continued
Electrical Equipment 2.6%
Ametek, Inc.	70,000	$ 3,605,000
C&D Technologies, Inc.	100,000	2,033,000
Powell Industries, Inc. *	76,500	1,391,535
7,029,535
Machinery 8.6%
AGCO Corp. *	180,000	3,628,800
Barnes Group, Inc.	215,000	6,716,600
Crane Co.	150,000	4,506,000
Pentair, Inc.	85,000	3,882,800
SPX Corp. *	80,000	4,539,200
Terex Corp. *	1,800	53,136
23,326,536
Marine 1.5%
Kirby Corp.	122,000	4,010,140
INFORMATION TECHNOLOGY 7.6%
Communications Equipment 0.7%
Andrew Corp. *	108,000	1,851,120
Computers & Peripherals 1.7%
Imation Corp.	130,000	4,764,500
Electronic Equipment & Instruments 2.3%
Arrow Electronics, Inc. *	220,000	5,887,200
Park Electrochemical Corp.	17,000	457,300
6,344,500
IT Services 1.4%
Perot Systems Corp., Class A *	275,000	3,709,750
Software 1.5%
Reynolds & Reynolds Co., Class A	150,000	3,991,500
MATERIALS 7.4%
Chemicals 4.7%
Ferro Corp.	200,000	5,190,000
Scotts Co., Class A *	70,000	4,417,700
Wellman, Inc.	400,000	3,172,000
12,779,700
Containers & Packaging 1.5%
AptarGroup, Inc.	100,000	4,007,000
Paper & Forest Products 1.2%
Wausau-Mosinee Paper Corp.	260,000	3,304,600
UTILITIES 0.5%
Gas Utilities 0.5%
Atmos Energy Corp.	60,000	1,536,000
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2004 (unaudited)

	Shares	Value

TRANSPORTATION 1.8%
Transportation 1.8%
Yellow Roadway Corp.	157,000	$ 4,937,493
Total Common Stocks		244,609,047
SHORT-TERM INVESTMENTS 9.7%
MUTUAL FUND SHARES 9.7%
Evergreen Institutional Money Market Fund (o)	26,231,691	26,231,691
Total Investments (cost $220,463,434) 99.8%		270,840,738
Other Assets and Liabilities 0.2%		513,792
Net Assets 100.0%		$ 271,354,530

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (unaudited)

Assets
Identified cost of securities	$ 194,231,743
Investment in affiliate	26,231,691
Net unrealized gains on securities	50,377,304

Market value of securities	270,840,738
Receivable for Fund shares sold	417,190
Dividends receivable	93,239
Prepaid expenses and other assets	186,530

Total assets	271,537,697

Liabilities
Payable for Fund shares redeemed	105,935
Advisory fee payable	23,478
Distribution Plan expenses payable	1,724
Due to other related parties	2,195
Accrued expenses and other liabilities	49,835

Total liabilities	183,167

Net assets	$ 271,354,530

Net assets represented by
Paid-in capital	$ 215,061,544
Undistributed net investment loss	(390,944)
Accumulated net realized gains on securities	6,306,626
Net unrealized gains on securities	50,377,304

Total net assets	$ 271,354,530

Net assets consists of
Class A	$ 46,085,699
Class B	2,467,881
Class C	2,719,438
Class I	220,081,512

Total net assets	$ 271,354,530

Shares outstanding
Class A	2,171,505
Class B	114,993
Class C	126,628
Class I	10,181,376

Net asset value per share
Class A	$ 21.22
Class A -- Offering price (based on sales charge of 5.75%)	$ 22.51
Class B	$ 21.46
Class C	$ 21.48
Class C -- Offering price (based on sales charge of 1.00%)	$ 21.70
Class I	$ 21.62

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (unaudited)

Investment income
Dividends	$ 1,248,806

Expenses
Advisory fee	1,248,217
Distribution Plan expenses
Class A	72,837
Class B	6,036
Class C	5,450
Administrative services fee	118,878
Transfer agent fees	79,661
Trustees' fees and expenses	1,415
Printing and postage expenses	21,464
Custodian and accounting fees	29,007
Registration and filing fees	19,788
Professional fees	9,334
Other	27,931

Total expenses	1,640,018
Less: Expense reductions	(571)

Net expenses	1,639,447

Net investment loss	(390,641)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	9,457,656
Net change in unrealized gains or losses on securities	29,792,989

Net realized and unrealized gains or losses on securities	39,250,645

Net increase in net assets resulting from operations	$ 38,860,004

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004		Year Ended
	(unaudited)		July 31, 2003 (a) (b) (c)

Operations
Net investment loss		$ (390,641)		$ (573,513)
Net realized gains on securities		9,457,656		3,518,939
Net change in unrealized gains or losses on securities		29,792,989		16,565,985

Net increase in net assets resulting from operations		38,860,004		19,511,411

Distributions to shareholders from
Net realized gains
Class A		(1,113,840)		(55,730)
Class B		(34,313)		0
Class C		(28,978)		0
Class I		(4,920,987)		(216,004)

Total distributions to shareholders		(6,098,118)		(271,735)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	729,678	14,558,777	967,395	15,731,172
Class B	108,260	2,185,306	8,709	158,911
Class C	127,680	2,602,541	566	10,407
Class I	2,824,664	56,490,242	4,132,866	68,380,622

		75,836,866		84,281,112

Net asset value of shares issued in reinvestment of distributions
Class A	51,251	994,270	3,163	51,439
Class B	1,620	31,817	0	0
Class C	1,318	25,883	0	0
Class I	224,644	4,434,477	12,013	198,092

		5,486,448		249,531

Automatic conversion of Class B shares to Class A shares
Class A	616	12,561	0	0
Class B	(608)	(12,561)	0	0

		0		0

Payment for shares redeemed
Class A	(551,014)	(11,340,290)	(604,289)	(9,745,579)
Class B	(2,988)	(59,876)	0	0
Class C	(2,935)	(62,415)	0	0
Class I	(1,080,143)	(21,744,481)	(2,316,632)	(38,040,133)

		(33,207,062)		(47,785,712)

Net increase in net assets resulting from capital share transactions		48,116,252		36,744,931

Total increase in net assets		80,878,138		55,984,607
Net assets
Beginning of period		190,476,392		134,491,785

End of period		$ 271,354,530		$ 190,476,392

Undistributed net investment loss		$ (390,944)		$ (303)

(a) For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.
(b) For Classes B and C, for the period from April 25, 2003 (commencement of class operations), to July 31, 2003.
(c) Effective on the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Investor and Institutional Class shares of Undiscovered Managers Fund received Class A and Class I shares, respectively, of the Fund. Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	August 31, 2002 (a)

Operations
Net investment loss		$ (582,661)
Net realized gains on securities		1,522,997
Net change in unrealized gains or losses on securities		(5,989,506)

Net decrease in net assets resulting from operations		(5,049,170)

Distributions to shareholders from
Net realized gains
Class A		(514,924)
Class I		(2,116,866)

Total distributions to shareholders		(2,631,790)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	1,345,168	23,784,434
Class I	3,457,982	62,789,130

		86,573,564

Net asset value of shares issued in reinvestment of distributions
Class A	30,121	513,873
Class I	111,884	1,928,890

		2,442,763

Payment for shares redeemed
Class A	(310,056)	(5,573,084)
Class I	(1,329,391)	(23,409,736)

		(28,982,820)

Net increase in net assets resulting from capital share transactions		60,033,507

Total increase in net assets		52,352,547
Net assets
Beginning of period		82,139,238

End of period		$ 134,491,785

Undistributed net investment income		$ 0

(a) Effective on the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Investor and Institutional Class shares of Undiscovered Managers Fund received Class A and Class I shares, respectively, of the Fund. Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Small Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 1.05% of the Fund's average daily net assets.

J.L. Kaplan Associates, LLC ("Kaplan"), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2004, the Fund paid brokerage commissions of $600 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares. Prior to December 1, 2003, Class A shares paid distribution fees at an annual rate of 0.25% of its average daily net assets. Class A shares received from Undiscovered Managers Small Cap Value Fund are assessed a distribution fee at an annual rate of 0.35% of the average daily net assets attributable to those assets.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $80,151,685 and $52,696,475, respectively, for the six months ended January 31, 2004.

On January 31, 2004, the aggregate cost of securities for federal income tax purposes was $220,502,952. The gross unrealized appreciation and depreciation on securities based on tax cost was $54,041,311 and $3,703,525, respectively, with a net unrealized appreciation of $50,337,786.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2004, the Fund had no borrowings under this agreement.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

569091 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Special Values Fund

Evergreen Special Values Fund: Semiannual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Special Values Fund, which covers the six-month period ended January 31, 2004.

We entered the most recent six-month period ended January 31, 2004 on the heels of one of the most volatile periods for interest rates in history. After impressive gains for the major equity market indices during the first half of 2003, the possibility of deflation, which had the potential to drive both prices and corporate profits significantly lower, grew as a concern for the capital markets.

The deflation concerns surfaced shortly before the start of the investment period. Federal Reserve Chairman Alan Greenspan stated that monetary policymakers were growing concerned about "the possibility of an unwelcome, substantial fall in inflation." Predictably, market interest rates declined, with the yield on the 10-year Treasury having fallen to a low of 3.1% in June. Yet during his semiannual testimony to congressional banking committees in July, the Fed Chairman openly discussed the potential for the U.S. economy to expand in excess of 4.5% during 2004. Market interest rates quickly surged with the yield on the 10-year climbing to 4.6% in late July. Over the course of six weeks, the yield on the 10-year Treasury had risen by 150 basis points.

Despite this turmoil in interest rates, equities largely held their ground during the summer months. Initially, it appeared that during the inflation scare investors were focusing on the short-term benefits of lower interest rates improving the relative valuation of their investments. Yet concerns regarding the longer-term prospects

LETTER TO SHAREHOLDERS continued

for lower profits never had time to materialize, since several positive fundamentals combined to support equities through the dog days of summer.

After achieving relative clarity on Iraq, equities were buoyed by the changes in fiscal legislation. The new tax laws regarding capital gains and dividends provided investors with the most attractive after-tax opportunity in more than sixty years. In addition, the changes in dividend taxation would likely provide companies with an incentive to issue more stock over debt, share profits more generously through tax advantaged dividend payouts and potentially enhance total return opportunities, as yield would likely become an increasingly larger component of total return going forward. Indeed, several large companies such as Microsoft initiated dividends for the first time.

The environment of low interest rates and enhanced fiscal incentives also resulted in stronger economic growth. Third quarter Gross Domestic Product (GDP) grew in excess of 8%, powered by personal consumption. The one time refund of child tax credit checks would help in the short-term, yet the incentives for business investment would enable the recovery to broaden over the long-term, enhancing the likelihood of a sustainable expansion. Business investment surged in the second half of 2003, led by spending on equipment and software. Smaller businesses were also taking advantage of investment incentives, potentially strengthening the long-term trends for employment growth.

This broadening of the economic recovery from personal consumption to capital investment had the desirable effect on corporate profitability. Enhanced by major cost cutting throughout the recession and early recovery, corporate earnings surged in the second half of the year, propelling the major equity market indices higher. These solid profits were augmented by conciliatory comments from Fed officials, frequently suggesting policy

LETTER TO SHAREHOLDERS continued

accommodation could last for a "considerable period." On this hope, and the attractive prospects for relative valuation, equities climbed higher through the new year.

Throughout the investment period, small cap stocks outperformed their larger brethren, as attractive valuations and superior earnings growth commanded significant attention from investors. Also, after a period of underperformance, value stocks began to catch up with growth indexes as the investment period concluded.

Considering these earnings prospects with improving trends for dividend growth, we believe the long-term opportunities remain favorable for diversified equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

James M. Tringas, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 5/7/1993

	Class A	Class B	Class C	Class I	Class R
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996	10/10/2003

6-month return with sales charge	12.66%	14.05%	18.10%	N/A	N/A

6-month return w/o sales charge	19.54%	19.05%	19.10%	19.68%	19.50%

Average annual return*

1 year with sales charge	35.07%	37.22%	41.29%	N/A	N/A

1 year w/o sales charge	43.31%	42.22%	42.29%	43.67%	43.26%

5 year	11.89%	12.19%	12.72%	13.49%	13.21%

10 year	14.19%	14.47%	14.61%	14.95%	14.86%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Special Values Fund Class A shares,1 versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

FUND AT A GLANCE continued

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund's predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C, I, and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C and 0.50% for Class R. Class I and Class Y do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower, while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,		Year Ended November 30,
CLASS A		2003	2002[1,2]	2001[1,3]	2000[1,3]	1999[1]	1998[1,3]
Net asset value, beginning of period	$20.62	$18.09	$20.29	$16.53	$16.03	$16.13	$18.64
Income from investment operations
Net investment income (loss)	0	-0.02	0.01	0.16	0.22	0.25	0.19
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	4.03	3.12	-0.97	3.97	1.08	0.56	-0.87
Total from investment operations	4.03	3.10	-0.96	4.13	1.30	0.81	-0.68
Distributions to shareholders from
Net investment income	0	0	-0.10	-0.24	-0.28	-0.16	-0.12
Net realized gains	0	-0.57	-1.14	-0.13	-0.52	-0.75	-1.71
Total distributions to shareholders	0	-0.57	-1.24	-0.37	-0.80	-0.91	-1.83
Net asset value, end of period	$24.65	$20.62	$18.09	$20.29	$16.53	$16.03	$16.13
Total return[4]	19.54%	17.63%	-5.23%	25.43%	8.52%	5.40%	-3.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$497,650	$375,118	$81,516	$76,469	$62,486	$65,348	$59,408
Ratios to average net assets
Expenses[5]	1.36%[6]	1.24%	1.19%[6]	1.20%	1.21%	1.23%	1.25%
Net investment income (loss)	-0.02%[6]	-0.13%	0.08%[6]	0.84%	1.38%	1.61%	0.98%
Portfolio turnover rate	21%	45%	32%	45%	42%	44%	20%

[1]   Effective at the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class A shares of Wachovia Special Values Fund.

[2]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,		Year Ended November 30,
CLASS B		2003[1]	2002[1,2,3]	2001[1,2]	2000[1,2]	1999[2,4]
Net asset value, beginning of period	$20.26	$17.92	$20.10	$16.40	$15.99	$14.60
Income from investment operations
Net investment income (loss)	-0.08	-0.19	-0.11	0	0.10	0.17
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	3.94	3.10	-0.92	3.96	1.08	1.22
Total from investment operations	3.86	2.91	-1.03	3.96	1.18	1.39
Distributions to shareholders from
Net investment income	0	0	-0.01	-0.13	-0.25	0
Net realized gains	0	-0.57	-1.14	-0.13	-0.52	0
Total distributions to shareholders	0	-0.57	-1.15	-0.26	-0.77	0
Net asset value, end of period	$24.12	$20.26	$17.92	$20.10	$16.40	$15.99
Total return[5]	19.05%	16.79%	-5.67%	24.42%	7.74%	9.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$196,803	$159,896	$2,967	$1,153	$427	$350
Ratios to average net assets
Expenses[6]	2.06%[7]	2.02%	1.95%[7]	1.95%	1.96%	1.98%[7]
Net investment income (loss)	-0.73%[7]	-0.99%	-0.68%[7]	0.02%	0.61%	0.93%[7]
Portfolio turnover rate	21%	45%	32%	45%	42%	44%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class B shares of Wachovia Special Values Fund.

[3]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[4]   For the period from March 26, 1999 (commencement of class operations), to November 30, 1999.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)			Year Ended November 30, 2001[2,4]
		Year Ended July 31,
CLASS C		2003[1]	2002[1,2,3]
Net asset value, beginning of period	$20.31	$17.96	$20.16	$17.46
Income from investment operations
Net investment loss	-0.07	-0.18	-0.12	-0.01
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	3.95	3.10	-0.92	3.12
Total from investment operations	3.88	2.92	-1.04	3.11
Distributions to shareholders from
Net investment income	0	0	-0.02	-0.28
Net realized gains	0	-0.57	-1.14	-0.13
Total distributions to shareholders	0	-0.57	-1.16	-0.41
Net asset value, end of period	$24.19	$20.31	$17.96	$20.16
Total return[5]	19.10%	16.74%	-5.66%	18.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$91,998	$65,833	$1,908	$367
Ratios to average net assets
Expenses[6]	2.07%[7]	2.01%	1.95%[7]	1.95%[7]
Net investment loss	-0.72%[7]	-0.95%	-0.70%[7]	-0.05%[7]
Portfolio turnover rate	21%	45%	32%	45%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class C shares of Wachovia Special Values Fund.

[3]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[4]   For the period from December 12, 2000 (commencement of class operations), to November 30, 2001.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2004 (unaudited)
		Year Ended July 31,		Year Ended November 30,
CLASS I		2003	2002[1,2]	2001[1,3]	2000[1,3]	1999[1]	1998[1]
Net asset value, beginning of period	$20.66	$18.13	$20.34	$16.57	$16.07	$16.18	$18.67
Income from investment operations
Net investment income	0.03	0.04	0.05	0.20	0.26	0.30	0.21
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	4.04	3.11	-0.97	3.98	1.08	0.54	-0.84
Total from investment operations	4.07	3.15	-0.92	4.18	1.34	0.84	-0.63
Distributions to shareholders from
Net investment income	-0.01	-0.05	-0.15	-0.28	-0.32	-0.20	-0.15
Net realized gains	0	-0.57	-1.14	-0.13	-0.52	-0.75	-1.71
Total distributions to shareholders	-0.01	-0.62	-1.29	-0.41	-0.84	-0.95	-1.86
Net asset value, end of period	$24.72	$20.66	$18.13	$20.34	$16.57	$16.07	$16.18
Total return	19.68%	17.89%	-5.04%	25.74%	8.79%	5.61%	-3.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$970,500	$689,126	$215,922	$198,817	$128,300	$109,969	$90,550
Ratios to average net assets
Expenses[4]	1.07%[5]	0.97%	0.94%[5]	0.95%	0.96%	0.98%	1.00%
Net investment income	0.29%[5]	0.15%	0.34%[5]	1.08%	1.61%	1.85%	1.26%
Portfolio turnover rate	21%	45%	32%	45%	42%	44%	20%

[1]   Effective at the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Class Y shares of Wachovia Special Values Fund.

[2]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended January 31, 2004 (unaudited)[1]

CLASS R
Net asset value, beginning of period	$22.01
Income from investment operations
Net investment income	0
Net realized and unrealized gains or losses on securities and foreign currency related transactions	2.63
Total from investment operations	2.63
Net asset value, end of period	$24.64
Total return	11.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses[2]	1.52%[3]
Net investment income	0.03%[3]
Portfolio turnover rate	21%

[1]   For the period from October 10, 2003 (commencement of class operations), to January 31, 2004.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS 92.4%
CONSUMER DISCRETIONARY 22.7%
Auto Components 1.4%
Superior Industries International, Inc.	530,611	$ 21,956,683
Wescast Industries, Inc., Class A	70,156	2,069,602
24,026,285
Automobiles 0.2%
National RV Holdings, Inc. *	333,500	3,348,340
Hotels, Restaurants & Leisure 5.8%
Extended Stay America, Inc.	713,225	10,912,342
Jack In The Box, Inc.	673,270	16,158,480
Lone Star Steakhouse & Saloon, Inc.	490,765	12,666,645
O'Charley's, Inc.	558,220	9,947,480
Papa John's International, Inc.	302,870	10,312,723
Ryan's Family Steak Houses, Inc. *	792,999	13,028,974
Triarc Companies, Inc., Class B	2,450,131	28,421,520
101,448,164
Household Durables 2.0%
Cavco Industries, Inc.	160,484	5,055,246
Dixie Group, Inc.	249,500	2,250,490
Libbey, Inc.	229,660	6,627,987
Skyline Corp.	122,517	4,394,685
Tupperware Corp.	927,855	16,376,641
34,705,049
Leisure Equipment & Products 0.5%
Boyds Collection, Ltd. *	674,000	2,844,280
The Topps Company, Inc.	664,538	6,120,395
8,964,675
Media 4.2%
Grey Global Group, Inc.	7,552	5,158,016
Liberty Corp.	464,581	21,858,536
Pulitzer, Inc.	471,506	25,084,119
RH Donnelley Corp.	189,700	7,929,460
World Wrestling Entertainment, Inc.	826,696	11,003,324
Young Broadcasting, Inc., Class A *	178,212	3,660,475
74,693,930
Multi-line Retail 1.1%
Neiman Marcus Group, Class A *	344,273	19,003,870
Specialty Retail 4.1%
Barnes & Noble, Inc. *	267,033	9,039,067
Circuit City Stores, Inc.	564,600	6,041,220
Deb Shops, Inc.	164,335	3,534,846
Gadzooks, Inc. *	496,140	496,140
Payless ShoeSource, Inc. *	1,692,411	22,746,004
Stein Mart, Inc.	494,850	5,265,204
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Too, Inc.	150,800	$ 2,307,240
Tweeter Home Entertainment Group, Inc. *	181,740	1,897,366
Wet Seal, Inc. *	701,700	6,146,892
Zale Corp. *	265,510	14,350,815
71,824,794
Textiles, Apparel & Luxury Goods 3.4%
Cutter & Buck, Inc. *	356,700	3,424,320
Kellwood Co.	590,100	24,081,981
Maxwell Shoe, Inc., Class A	156,100	2,744,238
Russell Corp. *	615,698	10,842,442
Stride Rite Corp.	791,710	8,692,976
Superior Uniform Group, Inc.	244,700	3,670,500
Vans, Inc. *	355,340	4,441,750
Velcro Industries, N.V.	241,776	2,722,397
60,620,604
CONSUMER STAPLES 6.2%
Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	1,166,310	19,419,061
Winn-Dixie Stores, Inc.	830,178	5,445,968
24,865,029
Food Products 3.1%
Chiquita Brands International, Inc.	198,400	4,721,920
Corn Products International, Inc.	477,180	16,782,421
Delta & Pine Land Co.	782,320	20,316,850
Fresh Del Monte Produce, Inc.	343,776	8,938,176
Lance, Inc.	274,274	4,317,073
55,076,440
Household Products 0.4%
Rayovac Corp. *	252,490	6,059,760
Tobacco 1.3%
Universal Corp.	472,350	23,083,744
ENERGY 6.3%
Energy Equipment & Services 1.9%
Atwood Oceanics, Inc. *	506,060	16,745,525
Global Industries, Ltd.	874,649	4,451,964
Oceaneering International, Inc.	98,475	3,067,496
Tidewater, Inc.	262,640	8,417,612
32,682,597
Oil & Gas 4.4%
Berry Petroleum Co., Class A	202,313	3,898,572
Cabot Oil & Gas Corp., Class A	372,019	11,346,579
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Forest Oil Corp. *	566,021	$ 14,065,622
Patina Oil & Gas Corp.	259,288	11,369,779
Prima Energy Corp. *	132,286	4,497,724
Spinnaker Exploration Co. *	180,966	6,156,463
St. Mary Land & Exploration Co.	157,900	4,531,730
Teekay Shipping Corp.	202,503	12,798,190
Tom Brown, Inc. *	166,709	5,184,650
Whiting Petroleum Corp.	194,500	3,742,180
77,591,489
FINANCIALS 12.6%
Capital Markets 1.8%
Investment Technology Group *	1,175,900	19,108,375
LaBranche & Co., Inc.	560,476	5,593,550
Nuveen Investments, Inc., Class A	153,032	4,408,852
Westwood Holdings Group, Inc.	133,899	2,303,063
31,413,840
Commercial Banks 1.7%
Britton & Koontz Capital Corp.	76,600	1,378,800
Colonial BancGroup, Inc.	307,900	5,191,194
Columbia Banking System, Inc.	269,024	5,894,316
First Citizens BancShares, Inc.	32,212	3,801,660
First State Bancorporation	142,728	4,644,369
Mid-State Bancshares	186,200	4,537,694
Washington Trust Bancorp, Inc.	138,899	3,639,154
29,087,187
Diversified Financial Services 0.0%
Leucadia National Corp.	14,645	720,388
Insurance 5.1%
Alfa Corp.	275,100	3,705,597
CNA Surety Corp.	647,126	6,561,858
Endurance Specialty Holdings, Ltd.	320,094	10,972,822
Hilb, Rogal and Hamilton Co.	146,985	4,699,110
Horace Mann Educators Corp.	485,895	7,579,962
IPC Holdings, Ltd.	351,197	14,472,828
LandAmerica Financial Group, Inc.	164,730	8,987,669
Merchants Group, Inc.	91,784	2,295,518
MONY Group, Inc.	482,102	15,306,739
Navigators Group, Inc.	159,294	5,081,479
Stewart Information Services Corp.	218,596	10,219,363
89,882,945
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 3.4%
Forest City Enterprises, Inc.	350,725	$ 18,237,700
La Quinta Corp. REIT *	3,380,753	25,457,070
Post Property, Inc. REIT	330,930	9,249,493
Reckson Associates Realty Corp. REIT	287,327	7,341,205
60,285,468
Thrifts & Mortgage Finance 0.6%
NetBank, Inc.	947,038	10,796,233
HEALTH CARE 5.3%
Health Care Equipment & Supplies 3.4%
Edwards Lifesciences Corp. *	460,960	16,055,237
Millipore Corp. *	290,642	15,098,852
Viasys Healthcare, Inc. *	617,427	14,670,065
West Pharmaceutical Services, Inc.	401,974	14,310,274
60,134,428
Health Care Providers & Services 1.9%
NDCHealth Corp.	309,952	8,746,845
Per-Se Technologies, Inc. *	1,108,602	17,593,514
Sierra Health Services, Inc.	189,600	5,574,240
Trover Solutions, Inc. *	176,255	1,216,160
33,130,759
INDUSTRIALS 18.4%
Aerospace & Defense 1.0%
Gencorp, Inc.	663,835	7,036,651
Kaman Corp., Class A	155,200	2,048,640
Ladish Co., Inc.	444,500	3,698,240
Teledyne Technologies, Inc. *	213,800	4,115,650
16,899,181
Air Freight & Logistics 0.3%
CNF Transportation, Inc.	133,500	4,263,990
Building Products 0.7%
Apogee Enterprises, Inc.	415,000	4,867,950
Simpson Manufacturing, Inc.	158,670	7,847,818
12,715,768
Commercial Services & Supplies 4.4%
BARRA, Inc.	279,921	8,937,878
Deluxe Corp.	145,386	5,872,141
Heidrick & Struggles International, Inc. *	395,265	8,478,434
John H. Harland Co.	692,041	19,446,352
Spherion Corp. *	1,254,000	12,176,340
Valassis Communications, Inc. *	118,000	3,610,800
Viad Corp.	740,045	18,552,928
77,074,873
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.5%
Butler Manufacturing Co.	393,343	$ 8,940,686
Electrical Equipment 2.3%
A.O. Smith Corp.	228,232	7,123,121
Belden, Inc.	1,063,285	21,372,028
Genlyte Group, Inc. *	225,840	12,421,200
40,916,349
Machinery 6.6%
Ampco-Pittsburgh Corp.	299,005	4,066,468
Briggs & Stratton Corp.	336,157	22,199,808
Crane Co.	127,100	3,818,084
EnPro Industries, Inc. *	503,320	8,974,196
Joy Global, Inc.	874,088	23,014,737
Kadant, Inc. *	763,838	16,766,244
Mueller Industries, Inc. *	1,054,379	32,495,961
Supreme Industries, Inc., Class A	425,325	3,189,939
Wolverine Tube, Inc. *	224,370	1,602,002
116,127,439
Road & Rail 2.6%
Arkansas Best Corp.	669,058	18,954,413
Dollar Thrifty Automotive Group *	219,360	5,451,096
RailAmerica, Inc. *	587,898	6,878,407
USF Corp.	424,634	14,530,975
45,814,891
INFORMATION TECHNOLOGY 9.3%
Communications Equipment 1.9%
Commscope, Inc. *	641,690	11,954,685
Harris Corp.	419,524	20,422,428
32,377,113
Computers & Peripherals 2.9%
Imation Corp.	579,240	21,229,146
Intergraph Corp.	573,117	13,898,087
Quantum Corp. *	2,055,365	7,502,082
Silicon Graphics, Inc.	2,633,667	8,559,418
51,188,733
Electronic Equipment & Instruments 1.7%
Analogic Corp.	322,400	13,766,480
Kemet Corp. *	400,315	6,084,788
Technitrol, Inc. *	571,900	10,751,720
30,602,988
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.1%
Register.com, Inc. *	453,767	$ 2,373,202
Semiconductors & Semiconductor Equipment 1.6%
Credence Systems Corp. *	386,329	5,478,145
Lattice Semiconductor Corp. *	579,970	6,223,078
Standard Microsystems Corp. *	495,306	16,087,539
27,788,762
Software 1.1%
FileNet Corp.	61,321	1,796,705
Roxio, Inc. *	284,170	1,281,607
Transaction Systems Architects, Inc., Class A *	700,400	15,716,976
18,795,288
MATERIALS 9.8%
Chemicals 2.7%
American Pacific Corp.	335,032	3,390,524
Arch Chemicals, Inc.	395,271	9,802,721
Cambrex Corp.	253,000	7,015,690
FMC Corp. *	356,150	12,176,768
Great Lakes Chemical Corp.	228,056	5,838,234
Octel Corp.	306,620	7,269,960
Wellman, Inc.	336,153	2,665,693
48,159,590
Construction Materials 1.1%
Centex Construction Products, Inc.	336,425	18,668,223
Containers & Packaging 2.7%
Owens-Illinois, Inc.	744,771	8,326,540
Packaging Corporation of America	737,460	15,958,634
Rock-Tennessee Co., Class A	765,581	11,705,733
Silgan Holdings, Inc. *	278,033	11,894,252
47,885,159
Metals & Mining 2.9%
Commercial Metals Co.	273,837	7,787,924
Massey Energy Corp.	811,840	16,236,800
Quanex Corp.	576,696	25,789,845
Roanoke Electric Steel Corp.	97,596	1,261,819
51,076,388
Paper & Forest Products 0.4%
Deltic Timber Corp.	220,401	6,931,612
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Commonwealth Telephone Enterprises *	777,761	28,613,827
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2004 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 0.2%
Electric Utilities 0.2%
El Paso Electric Co.	189,400	$ 2,647,812
Total Common Stocks		1,623,307,892
PREFERRED STOCKS 0.6%
FINANCIALS 0.5%
Insurance 0.5%
Conseco, Inc.	321,875	8,449,219
MATERIALS 0.1%
Containers & Packaging 0.1%
Owens-Illinois, Inc. *	80,100	2,711,385
Total Preferred Stocks		11,160,604

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
CONSUMER DISCRETIONARY 0.1%
Specialty Retail 0.1%
Gadzooks, Inc., 5.00%, 10/09/2008 (h)	$ 3,915,000	1,252,800

	Shares	Value

MUTUAL FUND SHARES 7.1%
Evergreen Institutional Money Market Fund (o)	124,936,910	124,936,910
Total Investments (cost $1,404,997,034) 100.2%		1,760,658,206
Other Assets and Liabilities (0.2%)		(3,705,736)
Net Assets 100.0%		$ 1,756,952,470

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (unaudited)

Assets
Identified cost of securities	$ 1,404,997,034
Net unrealized gains on securities	355,661,172

Market value of securities	1,760,658,206
Receivable for securities sold	5,731,437
Receivable for Fund shares sold	4,333,354
Dividends and interest receivable	1,059,657
Prepaid expenses and other assets	268,922

Total assets	1,772,051,576

Liabilities
Payable for securities purchased	13,742,429
Payable for Fund shares redeemed	1,180,998
Advisory fee payable	110,231
Distribution Plan expenses payable	35,944
Due to other related parties	2,872
Accrued expenses and other liabilities	26,632

Total liabilities	15,099,106

Net assets	$ 1,756,952,470

Net assets represented by
Paid-in capital	$ 1,417,106,530
Overdistributed net investment income	(12,891)
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions	(15,802,341)
Net unrealized gains on securities	355,661,172

Total net assets	$ 1,756,952,470

Net assets consists of
Class A	$ 497,649,933
Class B	196,803,385
Class C	91,998,099
Class I	970,499,944
Class R	1,109

Total net assets	$ 1,756,952,470

Shares outstanding
Class A	20,191,662
Class B	8,158,904
Class C	3,803,856
Class I	39,256,857
Class R	45

Net asset value per share
Class A	$ 24.65
Class A -- Offering price (based on sales charge of 5.75%)	$ 26.15
Class B	$ 24.12
Class C	$ 24.19
Class C -- Offering price (based on sales charge of 1.00%)	$ 24.43
Class I	$ 24.72
Class R	$ 24.64

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (unaudited)

Investment income
Dividends (net of foreign withholding tax of $26,309)	$ 9,598,716
Interest	65,794
Income from affiliate	516,356

Total investment income	10,180,866

Expenses
Advisory fee	6,055,027
Distribution Plan expenses
Class A	643,388
Class B	895,591
Class C	388,375
Administrative services fee	756,676
Transfer agent fees	1,510,393
Trustees' fees and expenses	9,185
Printing and postage expenses	29,254
Custodian and accounting fees	154,048
Registration and filing fees	23,950
Professional fees	9,850
Other	20,731

Total expenses	10,496,468
Less: Expense reductions	(2,672)
Fee waivers and expense reimbursements	(511,849)

Net expenses	9,981,947

Net investment income	198,919

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	69,829,144
Foreign currency related transactions	17

Net realized gains on securities and foreign currency related transactions	69,829,161
Net change in unrealized gains or losses on securities and foreign currency related transactions	196,954,242

Net realized and unrealized gains or losses on securities and foreign currency related transactions	266,783,403

Net increase in net assets resulting from operations	$ 266,982,322

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2004(a)		Year Ended
	(unaudited)		July 31, 2003

Operations
Net investment income		$ 198,919		$ 118,173
Net realized gains on securities, futures contracts and foreign currency related transactions		69,829,161		10,095,222
Net change in unrealized gains or losses on securities, futures contracts and foreign currency related transactions		196,954,242		75,989,328

Net increase in net assets resulting from operations		266,982,322		86,202,723

Distributions to shareholders from
Net investment income
Class I		(193,281)		(723,467)
Net realized gains
Class A		0		(2,754,835)
Class B		0		(210,864)
Class C		0		(155,231)
Class I		0		(9,087,254)

Total distributions to shareholders		(193,281)		(12,931,651)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,741,727	108,424,189	2,990,292	55,569,650
Class B	857,647	19,046,225	697,990	12,692,998
Class C	872,637	19,672,691	621,205	11,393,105
Class I	10,853,779	248,166,160	12,418,378	225,409,814
Class R	45	1,000	0	0

		395,310,265		305,065,567

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	149,799	2,663,418
Class B	0	0	11,350	199,192
Class C	0	0	7,538	132,595
Class I	4,731	111,987	530,304	9,428,799

		111,987		12,424,004

Automatic conversion of Class B shares to Class A shares
Class A	55,726	1,248,956	16,506	301,631
Class B	(56,845)	(1,248,956)	(16,724)	(301,631)

		0		0

Payment for shares redeemed
Class A	(2,793,645)	(62,441,170)	(1,599,286)	(29,291,871)
Class B	(535,430)	(11,853,015)	(129,492)	(2,398,469)
Class C	(310,157)	(6,927,366)	(83,215)	(1,519,873)
Class I	(4,955,540)	(114,011,204)	(4,401,814)	(78,876,636)

		(195,232,755)		(112,086,849)

Net asset value of shares issued in acquisition
Class A	0	0	12,124,372	248,220,988
Class B	0	0	7,164,789	144,115,998
Class C	0	0	2,589,581	52,226,101
Class I	0	0	12,894,902	264,423,409

		0		708,986,496

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to January 31, 2004.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
	January 31, 2004	Year Ended
	(unaudited)	July 31, 2003

Capital share transactions continued
Net increase in net assets resulting from capital share transactions	$ 200,189,497	$ 914,389,218

Total increase in net assets	466,978,538	987,660,290
Net assets
Beginning of period	1,289,973,932	302,313,642

End of period	$ 1,756,952,470	$ 1,289,973,932

Overdistributed net investment income	$ (12,891)	$ (18,529)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Special Values Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge but pay on ongoing distribution fee. Class B, Class C and Class R shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.80% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended January 31, 2004, EIMC waived its fee in the amount of $510,570 and reimbursed expenses relating to Class A shares in the amount of $1,279 which represents 0.07% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively, (on an annualized basis). Total amounts subject to recoupment as of January 31, 2004 were $769,801.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2004, the transfer agent fees were equivalent to a rate of 0.20% of the Fund's average daily net assets (on an annualized basis).

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2004, the Fund paid brokerage commissions of $191,561 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Small Cap Value Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $74,715,238. The aggregate net assets of the Fund and Evergreen Small Cap Value Fund immediately prior to the acquisition were $559,802,793 and $708,986,496, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,268,789,289.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $468,658,094 and $293,086,279, respectively, for the six months ended January 31, 2004.

During the six months ended January 31, 2004, the Fund loaned securities to certain brokers and earned $591 in income from securities lending which is included in dividend income on the Statement of Operations. As of January 31, 2004 the Fund had no securities on loan.

On January 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,411,426,873. The gross unrealized appreciation and depreciation on securities based on tax cost was $374,760,226 and $25,528,893, respectively, with a net unrealized appreciation of $349,231,333.

As of July 31, 2003, the Fund had $80,054,999 in capital loss carryovers for federal income tax purposes with $6,124,802 expiring in 2006, $3,049,701 expiring in 2007, $13,388,975 expiring in 2010 and $57,491,521 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended July 31, 2003 in accordance with income tax regulations.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2004, the Fund had no borrowings under this agreement.

11. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

562796 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 25, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: March 25, 2004